GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.6%
Advertising – 0.4%
Lamar Media Corp.
$130,000	5.000%		05/01/23	$ 131,300
Outfront Media Capital LLC / Outfront Media Capital Corp.
120,000	5.625		02/15/24	121,200

				252,500

Aerospace – 0.1%
Triumph Group, Inc.(a)
100,000	6.250		09/15/24	86,250

Aerospace & Defense – 2.4%
TransDigm, Inc.
4,000	6.500		07/15/24	3,940
50,000	6.500		05/15/25	48,625
590,000	6.250	(a)	03/15/26	607,700
400,000	6.375		06/15/26	374,000
70,000	7.500		03/15/27	69,125
330,000	5.500	(a)	11/15/27	301,125
Wolverine Escrow LLC(a)
400,000	9.000		11/15/26	272,000

				1,676,515

Agriculture – 1.3%
JBS USA LUX SA / JBS USA Finance, Inc.
280,000	5.750	(a)	06/15/25	287,700
214,000	6.750	(a)	02/15/28	232,190
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(a)
170,000	6.500		04/15/29	185,300
Pilgrim’s Pride Corp.(a)
208,000	5.875		09/30/27	217,100

				922,290

Banks – 0.8%
Ally Financial, Inc.
140,000	5.750		11/20/25	147,336
CIT Group, Inc.
270,000	5.000		08/15/22	272,025
Freedom Mortgage Corp.
4,000	8.125	(a)	11/15/24	3,700
147,000	8.250	(a)	04/15/25	135,240

				558,301

Basic Industry – 0.6%
CF Industries, Inc.
70,000	3.450		06/01/23	70,612

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
CF Industries, Inc. – (continued)
$100,000	5.150%		03/15/34	$ 106,293
CVR Partners LP / CVR Nitrogen Finance Corp.(a)
80,000	9.250		06/15/23	75,200
Olin Corp.
212,000	5.125		09/15/27	190,270

				442,375

Broadcasting – 3.6%
Clear Channel Worldwide Holdings, Inc.
282,000	9.250		02/15/24	260,145
150,000	5.125	(a)	08/15/27	150,750
Diamond Sports Group LLC / Diamond Sports Finance Co.(a)
500,000	6.625		08/15/27	305,000
iHeartCommunications, Inc.
270,000	6.375		05/01/26	284,512
150,000	8.375		05/01/27	140,625
Sirius XM Radio, Inc.
150,000	4.625	(a)	07/15/24	154,688
150,000	5.375	(a)	04/15/25	154,687
28,000	5.375	(a)	07/15/26	29,120
345,000	5.000	(a)	08/01/27	361,388
100,000	5.500	(a)	07/01/29	107,750
TEGNA, Inc.(a)
150,000	5.000		09/15/29	143,250
Terrier Media Buyer, Inc.(a)
120,000	8.875		12/15/27	117,300
Univision Communications, Inc.
170,000	5.125	(a)	05/15/23	166,600
207,000	5.125	(a)	02/15/25	201,825

				2,577,640

Brokerage – 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(a)
300,000	4.250		02/01/27	249,750

Building Materials – 0.5%
AECOM
193,000	5.125		03/15/27	206,992
American Builders & Contractors Supply Co., Inc.(a)
100,000	4.000		01/15/28	101,000

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – (continued)
Beacon Roofing Supply, Inc.(a)
$70,000	4.875%		11/01/25	$ 66,325

				374,317

Capital Goods – 3.8%
Ball Corp.
75,000	5.000		03/15/22	78,562
205,000	4.000		11/15/23	215,762
105,000	5.250		07/01/25	117,863
121,000	4.875		03/15/26	133,705
Covanta Holding Corp.
125,000	5.875		07/01/25	124,311
101,000	6.000		01/01/27	100,267
Crown Americas LLC / Crown Americas Capital Corp. IV
150,000	4.500		01/15/23	155,813
Crown Americas LLC / Crown Americas Capital Corp. VI
100,000	4.750		02/01/26	104,875
Flex Acquisition Co., Inc.
130,000	6.875	(a)	01/15/25	131,950
44,000	7.875	(a)	07/15/26	43,890
Herc Holdings, Inc.(a)
160,000	5.500		07/15/27	156,600
LABL Escrow Issuer LLC
50,000	6.750	(a)	07/15/26	52,250
60,000	10.500	(a)	07/15/27	62,775
Mauser Packaging Solutions Holding Co.
174,000	5.500	(a)	04/15/24	175,087
185,000	7.250	(a)	04/15/25	167,425
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
214,000	5.125	(a)	07/15/23	217,210
106,000	7.000	(a)	07/15/24	107,325
Sealed Air Corp.
160,000	4.875	(a)	12/01/22	165,600
60,000	6.875	(a)	07/15/33	71,325
Sensata Technologies BV
147,000	4.875	(a)	10/15/23	151,777
179,000	5.000	(a)	10/01/25	186,608

				2,720,980

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – 9.8%
AMC Networks, Inc.
$80,000	4.750%		12/15/22	$ 80,400
70,000	5.000		04/01/24	70,700
CCO Holdings LLC / CCO Holdings Capital Corp.
197,000	4.000	(a)	03/01/23	199,709
181,000	5.875	(a)	04/01/24	187,561
320,000	5.375	(a)	05/01/25	330,400
9,000	5.500	(a)	05/01/26	9,427
490,000	5.125	(a)	05/01/27	514,500
17,000	5.875	(a)	05/01/27	17,892
423,000	5.000	(a)	02/01/28	445,208
160,000	5.375	(a)	06/01/29	173,200
200,000	4.750	(a)	03/01/30	210,000
CSC Holdings LLC
90,000	5.875		09/15/22	95,400
74,000	5.250		06/01/24	78,348
200,000	10.875	(a)	10/15/25	217,500
200,000	5.500	(a)	04/15/27	211,750
200,000	5.375	(a)	02/01/28	213,000
200,000	7.500	(a)	04/01/28	222,500
240,000	6.500	(a)	02/01/29	266,400
280,000	5.750	(a)	01/15/30	297,500
DISH DBS Corp.
132,000	6.750		06/01/21	135,300
132,000	5.875		07/15/22	135,630
217,000	5.000		03/15/23	217,542
236,000	5.875		11/15/24	234,230
409,000	7.750		07/01/26	426,383
Lions Gate Capital Holdings LLC
83,000	6.375	(a)	02/01/24	83,415
142,000	5.875	(a)	11/01/24	140,580
Live Nation Entertainment, Inc.(a)
150,000	4.750		10/15/27	139,875
Meredith Corp.
220,000	6.875		02/01/26	205,150
Netflix, Inc.
64,000	5.750		03/01/24	70,880
90,000	5.875		02/15/25	101,250

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Netflix, Inc. – (continued)
$150,000	4.375%		11/15/26	$ 159,750
467,000	4.875		04/15/28	504,360
189,000	5.875		11/15/28	215,932
227,000	6.375		05/15/29	268,428
100,000	5.375	(a)	11/15/29	111,500

				6,991,600

Consumer Cyclical – 17.6%
Adient Global Holdings Ltd.(a)
200,000	4.875		08/15/26	167,750
ADT Security Corp. (The)
50,000	6.250		10/15/21	51,937
135,000	4.125		06/15/23	136,350
160,000	4.875	(a)	07/15/32	152,000
Allison Transmission, Inc.
97,000	5.000	(a)	10/01/24	98,212
120,000	4.750	(a)	10/01/27	118,200
AMC Entertainment Holdings, Inc.
100,000	5.750		06/15/25	27,000
250,000	6.125		05/15/27	65,000
American Axle & Manufacturing, Inc.
100,000	6.250		04/01/25	95,500
APX Group, Inc.
77,000	7.875		12/01/22	80,850
Boyd Gaming Corp.
231,000	6.000		08/15/26	224,070
Caesars Resort Collection LLC / CRC Finco, Inc.(a)
291,000	5.250		10/15/25	261,900
Cedar Fair LP(a)
75,000	5.250		07/15/29	71,250
Cinemark USA, Inc.
4,000	5.125		12/15/22	3,560
50,000	4.875		06/01/23	44,000
Diamond Resorts International, Inc.(a)
104,000	7.750		09/01/23	91,000
ESH Hospitality, Inc.(a)
219,000	5.250		05/01/25	214,072
Ford Motor Co.
100,000	8.500		04/21/23	103,720

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Ford Motor Co. – (continued)
$200,000	9.000%		04/22/25	$ 209,985
220,000	6.625		10/01/28	208,551
300,000	7.450		07/16/31	300,373
Ford Motor Credit Co. LLC
500,000	3.087		01/09/23	473,470
200,000	4.134		08/04/25	186,750
200,000	5.113		05/03/29	187,922
Gap, Inc. (The)(a)
500,000	8.625		05/15/25	526,315
Goodyear Tire & Rubber Co. (The)
190,000	5.000		05/31/26	176,700
Hanesbrands, Inc.(a)
238,000	4.625		05/15/24	243,355
Hilton Domestic Operating Co., Inc.
314,000	4.250		09/01/24	315,570
60,000	4.875		01/15/30	60,009
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
117,000	4.625		04/01/25	117,000
155,000	4.875		04/01/27	154,613
Iron Mountain, Inc.
80,000	4.375	(a)	06/01/21	80,400
84,000	5.750		08/15/24	84,420
231,000	4.875	(a)	09/15/27	233,021
222,000	5.250	(a)	03/15/28	226,163
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
236,000	5.000	(a)	06/01/24	243,375
120,000	5.250	(a)	06/01/26	125,250
Lennar Corp.
230,000	4.125		01/15/22	234,600
50,000	4.500		04/30/24	52,382
55,000	4.750		05/30/25	59,039
140,000	4.750		11/29/27	153,125
MGM Resorts International
298,000	6.000		03/15/23	300,980
77,000	5.750		06/15/25	77,193
100,000	4.625		09/01/26	95,250
86,000	5.500		04/15/27	83,850

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Navistar International Corp.(a)
$245,000	6.625%		11/01/25	$ 229,688
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
174,000	6.250	(a)	05/15/26	177,265
165,000	8.500	(a)	05/15/27	163,156
Penske Automotive Group, Inc.
30,000	5.750		10/01/22	30,263
20,000	5.500		05/15/26	19,800
PetSmart, Inc.
200,000	7.125	(a)	03/15/23	194,360
150,000	5.875	(a)	06/01/25	151,500
100,000	8.875	(a)	06/01/25	100,250
Prime Security Services Borrower LLC / Prime Finance, Inc.
80,000	5.250	(a)	04/15/24	84,200
212,000	5.750	(a)	04/15/26	223,660
PulteGroup, Inc.
201,000	5.500		03/01/26	222,904
172,000	5.000		01/15/27	183,180
Rite Aid Corp.(a)
89,000	7.500		07/01/25	88,555
Ryman Hospitality Properties, Inc.(a)
130,000	4.750		10/15/27	111,313
Sabre GLBL, Inc.
155,000	5.375	(a)	04/15/23	147,638
70,000	5.250	(a)	11/15/23	66,850
Scientific Games International, Inc.
410,000	5.000	(a)	10/15/25	385,913
140,000	8.250	(a)	03/15/26	128,800
90,000	7.000	(a)	05/15/28	80,550
Six Flags Entertainment Corp.(a)
280,000	4.875		07/31/24	264,600
Staples, Inc.(a)
347,000	7.500		04/15/26	303,625
Station Casinos LLC(a)
100,000	4.500		02/15/28	87,500
Tesla, Inc.(a)
245,000	5.300		08/15/25	246,225
Toll Brothers Finance Corp.
49,000	5.875		02/15/22	51,092

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toll Brothers Finance Corp. – (continued)
$113,000	4.375%		04/15/23	$ 115,757
122,000	4.350		02/15/28	125,034
VICI Properties LP / VICI Note Co., Inc.
200,000	4.250	(a)	12/01/26	199,500
200,000	4.625	(a)	12/01/29	199,500
Wyndham Destinations, Inc.
100,000	5.750		04/01/27	90,949
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.(a)
347,000	5.500		03/01/25	339,193
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(a)
100,000	5.125		10/01/29	96,500
Yum! Brands, Inc.(a)
375,000	4.750		01/15/30	391,406

				12,516,758

Consumer Noncyclical – 4.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
290,000	6.625		06/15/24	301,237
409,000	5.750		03/15/25	423,315
Allied Universal Holdco LLC / Allied Universal Finance Corp.(a)
240,000	6.625		07/15/26	253,800
Avantor, Inc.(a)
50,000	9.000		10/01/25	54,250
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)
150,000	5.750		03/01/25	150,562
Elanco Animal Health, Inc.
300,000	5.650		08/28/28	334,633
Fresh Market, Inc. (The)(a)
182,000	9.750		05/01/23	129,220
Hologic, Inc.(a)
230,000	4.375		10/15/25	236,900
Jaguar Holding Co. II / PPD Development LP(a)
219,000	6.375		08/01/23	226,118
MEDNAX, Inc.(a)
230,000	6.250		01/15/27	216,200
MPH Acquisition Holdings LLC(a)
174,000	7.125		06/01/24	165,300
Par Pharmaceutical, Inc.(a)
150,000	7.500		04/01/27	153,938

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Polaris Intermediate Corp.(a)(b) (PIK 9.250%, Cash 8.500%)
$120,000	8.500%		12/01/22	$ 105,750
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a)
170,000	9.750		12/01/26	184,450
Rite Aid Corp.(a)
86,000	6.125		04/01/23	80,410

				3,016,083

Consumer Products – 1.7%
Energizer Holdings, Inc.(a)
252,000	6.375		07/15/26	267,120
Mattel, Inc.(a)
294,000	6.750		12/31/25	307,230
Newell Brands, Inc.
200,000	4.700		04/01/26	206,401
Spectrum Brands, Inc.
162,000	5.750		07/15/25	167,265
Tempur Sealy International, Inc.
232,000	5.625		10/15/23	234,900

				1,182,916

Electric – 4.3%
Calpine Corp.
99,000	5.500		02/01/24	100,237
312,000	5.750		01/15/25	319,800
8,000	5.250	(a)	06/01/26	8,320
250,000	5.125	(a)	03/15/28	254,657
Clearway Energy Operating LLC
130,000	5.750		10/15/25	137,150
NextEra Energy Operating Partners LP
242,000	4.250	(a)	09/15/24	251,075
95,000	4.500	(a)	09/15/27	101,175
NRG Energy, Inc.
110,000	7.250		05/15/26	118,250
196,000	6.625		01/15/27	209,965
200,000	5.250	(a)	06/15/29	219,000
Talen Energy Supply LLC
220,000	10.500	(a)	01/15/26	171,600
60,000	7.250	(a)	05/15/27	61,500
TerraForm Power Operating LLC
218,000	4.250	(a)	01/31/23	223,450
330,000	4.750	(a)	01/15/30	343,200

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Vistra Operations Co. LLC
$350,000	5.625	%(a)	02/15/27	$ 373,625
170,000	5.000	(a)	07/31/27	179,350

				3,072,354

Energy – 9.1%
Antero Resources Corp.
50,000	5.375		11/01/21	45,000
67,000	5.125		12/01/22	48,575
280,000	5.625		06/01/23	169,400
50,000	5.000		03/01/25	29,250
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
211,000	10.000	(a)	04/01/22	186,735
80,000	7.000	(a)	11/01/26	55,200
Buckeye Partners LP
200,000	3.950		12/01/26	192,817
Cheniere Energy Partners LP
150,000	5.250		10/01/25	153,000
150,000	4.500	(a)	10/01/29	147,750
Chesapeake Energy Corp.(a)
140,000	11.500		01/01/25	8,750
Comstock Resources, Inc.
85,000	7.500	(a)	05/15/25	75,650
109,000	9.750		08/15/26	101,915
Continental Resources, Inc.
450,000	4.500		04/15/23	420,750
CrownRock LP / CrownRock Finance, Inc.(a)
180,000	5.625		10/15/25	173,700
Denbury Resources, Inc.
30,000	9.000	(a)	05/15/21	12,900
188,000	9.250	(a)	03/31/22	80,840
Endeavor Energy Resources LP / EER Finance, Inc.
53,000	5.500	(a)	01/30/26	51,410
235,000	5.750	(a)	01/30/28	230,300
EnLink Midstream Partners LP
320,000	4.850		07/15/26	258,577
Genesis Energy LP / Genesis Energy Finance Corp.
110,000	7.750		02/01/28	103,400
Hilcorp Energy I LP / Hilcorp Finance Co.
110,000	5.750	(a)	10/01/25	100,100

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Hilcorp Energy I LP / Hilcorp Finance Co. – (continued)
$240,000	6.250	%(a)	11/01/28	$ 208,800
Moss Creek Resources Holdings, Inc.
59,000	7.500	(a)	01/15/26	31,270
75,000	10.500	(a)	05/15/27	43,125
Murphy Oil Corp.
170,000	5.750		08/15/25	159,688
Nabors Industries, Inc.
140,000	5.750		02/01/25	43,500
Occidental Petroleum Corp.
300,000	2.700		08/15/22	276,432
200,000	2.900		08/15/24	158,951
200,000	5.550		03/15/26	170,607
300,000	3.500		08/15/29	205,124
Parsley Energy LLC / Parsley Finance Corp.(a)
250,000	5.375		01/15/25	247,500
PDC Energy, Inc.
50,000	6.125		09/15/24	47,875
80,000	5.750		05/15/26	74,400
QEP Resources, Inc.
91,000	5.375		10/01/22	51,870
75,000	5.625		03/01/26	39,750
Southwestern Energy Co.
140,000	6.200		01/23/25	128,100
150,000	7.750		10/01/27	140,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
225,000	5.375		02/01/27	225,000
370,000	6.875		01/15/29	397,750
140,000	5.500	(a)	03/01/30	140,350
Transocean, Inc.
370,000	7.500	(a)	01/15/26	203,500
500,000	7.500		04/15/31	147,500
USA Compression Partners LP / USA Compression Finance Corp.
120,000	6.875		04/01/26	116,100
50,000	6.875		09/01/27	48,125
Western Midstream Operating LP
150,000	4.750		08/15/28	138,000
150,000	4.050		02/01/30	136,125

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
WPX Energy, Inc.
$29,000	8.250%		08/01/23	$ 31,465
60,000	5.750		06/01/26	60,600
75,000	5.250		10/15/27	73,875
100,000	4.500		01/15/30	92,000

				6,484,026

Financial Company – 3.6%
BCD Acquisition, Inc.(a)
104,000	9.625		09/15/23	96,720
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
260,000	6.750		02/01/24	265,200
236,000	6.375		12/15/25	241,310
155,000	5.250		05/15/27	149,381
Nationstar Mortgage Holdings, Inc.(a)
192,000	8.125		07/15/23	196,800
Navient Corp.
132,000	7.250		09/25/23	127,987
16,000	5.875		10/25/24	14,802
63,000	6.750		06/25/25	59,406
90,000	6.750		06/15/26	83,212
Navient Corp., MTN
130,000	7.250		01/25/22	129,675
160,000	6.125		03/25/24	151,577
80,000	5.625		08/01/33	62,804
Quicken Loans LLC
8,000	5.750	(a)	05/01/25	8,172
192,000	5.250	(a)	01/15/28	193,615
Springleaf Finance Corp.
29,000	7.750		10/01/21	29,763
142,000	5.625		03/15/23	139,425
164,000	6.875		03/15/25	162,439
182,000	7.125		03/15/26	180,585
240,000	6.625		01/15/28	230,400

				2,523,273

Food and Beverage – 2.0%
Aramark Services, Inc.(a)
220,000	5.000		02/01/28	218,350
B&G Foods, Inc.
75,000	5.250		09/15/27	77,437

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Lamb Weston Holdings, Inc.(a)
$100,000	4.625%		11/01/24	$ 104,375
Post Holdings, Inc.
138,000	5.000	(a)	08/15/26	141,795
537,000	5.750	(a)	03/01/27	565,864
300,000	5.500	(a)	12/15/29	315,750

				1,423,571

Hardware – 0.6%
CDW LLC / CDW Finance Corp.
185,000	5.500		12/01/24	201,650
100,000	5.000		09/01/25	103,750
NCR Corp.
75,000	6.375		12/15/23	76,500
75,000	6.125	(a)	09/01/29	75,094

				456,994

Healthcare – 7.4%
CHS/Community Health Systems, Inc.
312,000	6.250		03/31/23	304,200
125,000	9.875	(a)	06/30/23	96,875
149,000	8.625	(a)	01/15/24	149,000
188,000	8.125	(a)	06/30/24	135,360
217,000	8.000	(a)	03/15/26	213,202
90,000	8.000	(a)	12/15/27	86,850
200,000	6.875	(a)	04/01/28	70,500
DaVita, Inc.
410,000	5.125		07/15/24	419,737
Encompass Health Corp.
88,000	5.750		11/01/24	89,210
400,000	4.750		02/01/30	408,000
HCA, Inc.
159,000	5.375		02/01/25	174,900
320,000	5.875		02/15/26	361,600
335,000	5.375		09/01/26	371,850
260,000	5.625		09/01/28	299,325
120,000	5.875		02/01/29	139,800
IQVIA, Inc.(a)
200,000	5.000		05/15/27	209,500
Service Corp. International
70,000	5.375		05/15/24	71,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Service Corp. International – (continued)
$125,000	4.625%		12/15/27	$ 131,719
Tenet Healthcare Corp.
210,000	8.125		04/01/22	221,550
304,000	6.750		06/15/23	319,960
275,000	4.625		07/15/24	279,813
300,000	5.125		05/01/25	303,375
12,000	7.000		08/01/25	12,165
200,000	6.250	(a)	02/01/27	208,000
200,000	5.125	(a)	11/01/27	207,500

				5,285,741

Household & Leisure – 0.2%
Prestige Brands, Inc.(a)
100,000	6.375		03/01/24	103,500

Insurance – 0.8%
Acrisure LLC / Acrisure Finance, Inc.
213,000	8.125	(a)	02/15/24	226,845
105,000	7.000	(a)	11/15/25	100,275
HUB International Ltd.(a)
207,000	7.000		05/01/26	215,021

				542,141

Internet & Data – 0.4%
Uber Technologies, Inc.
100,000	7.500	(a)	11/01/23	101,875
160,000	8.000	(a)	11/01/26	162,800

				264,675

Metals – 0.6%
Novelis Corp.
150,000	5.875	(a)	09/30/26	153,750
250,000	4.750	(a)	01/30/30	239,375

				393,125

Mining – 0.8%
Freeport-McMoRan, Inc.
352,000	4.550		11/14/24	360,800
200,000	5.400		11/14/34	199,000

				559,800

Natural Gas – 2.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
181,000	5.500		05/20/25	189,145

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Natural Gas – (continued)
AmeriGas Partners LP / AmeriGas Finance Corp. – (continued)
$145,000	5.750%		05/20/27	$ 154,063
Antero Midstream Partners LP / Antero Midstream Finance Corp.
225,000	5.750	(a)	03/01/27	178,875
227,000	5.750	(a)	01/15/28	178,195
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
108,000	6.250		04/01/23	102,060
50,000	5.750		04/01/25	47,000
138,000	5.625	(a)	05/01/27	119,370
Ferrellgas LP / Ferrellgas Finance Corp.
50,000	6.500		05/01/21	41,000
70,000	6.750		06/15/23	56,700
Genesis Energy LP / Genesis Energy Finance Corp.
380,000	6.500		10/01/25	347,700
NuStar Logistics LP
83,000	6.000		06/01/26	80,095
29,000	5.625		04/28/27	27,550
PBF Logistics LP / PBF Logistics Finance Corp.
42,000	6.875		05/15/23	40,320
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
65,000	4.750	(a)	10/01/23	63,538
70,000	5.500	(a)	09/15/24	67,112
120,000	5.500	(a)	01/15/28	108,300

				1,801,023

Pharmaceuticals – 3.3%
Bausch Health Americas, Inc.
252,000	9.250	(a)	04/01/26	280,679
427,000	8.500	(a)	01/31/27	467,226
Bausch Health Cos., Inc.
259,000	7.000	(a)	03/15/24	269,380
379,000	6.125	(a)	04/15/25	384,942
172,000	5.500	(a)	11/01/25	178,213
246,000	5.750	(a)	08/15/27	263,775
42,000	7.000	(a)	01/15/28	44,402
113,000	7.250	(a)	05/30/29	122,653
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
200,000	6.000	(a)	07/15/23	155,000
200,000	6.000	(a)	02/01/25	147,000

				2,313,270

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – 0.5%
Howard Hughes Corp. (The)(a)
$178,000	5.375%		03/15/25	$ 170,435
Kennedy-Wilson, Inc.
183,000	5.875		04/01/24	174,994

				345,429

Rental Equipment – 1.4%
Hertz Corp. (The)(c)
92,000	5.500	(a)	10/15/24	15,870
300,000	6.000	(a)	01/15/28	52,500
United Rentals North America, Inc.
60,000	5.500		07/15/25	62,400
250,000	5.875		09/15/26	264,063
250,000	5.500		05/15/27	265,681
250,000	4.875		01/15/28	258,750
100,000	5.250		01/15/30	104,750

				1,024,014

Software – 2.4%
Banff Merger Sub, Inc.(a)
150,000	9.750		09/01/26	151,875
Dun & Bradstreet Corp. (The)(a)
186,000	6.875		08/15/26	201,810
MSCI, Inc.
245,000	4.750	(a)	08/01/26	256,944
230,000	4.000	(a)	11/15/29	241,500
Rackspace Hosting, Inc.(a)
85,000	8.625		11/15/24	88,825
Refinitiv US Holdings, Inc.
190,000	6.250	(a)	05/15/26	203,775
171,000	8.250	(a)	11/15/26	187,886
Solera LLC / Solera Finance, Inc.(a)
220,000	10.500		03/01/24	224,125
Uber Technologies, Inc.(a)
150,000	7.500		09/15/27	154,125

				1,710,865

Technology – 0.8%
CDK Global, Inc.(a)
130,000	5.250		05/15/29	133,250
Dell International LLC / EMC Corp.
132,000	5.875	(a)	06/15/21	132,165

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Dell International LLC / EMC Corp. – (continued)
$116,000	7.125	%(a)	06/15/24	$ 120,495
Verscend Escrow Corp.(a)
117,000	9.750		08/15/26	126,360
Xerox Corp.
80,000	4.125		03/15/23	79,631

				591,901

Transportation – 0.2%
American Airlines Group, Inc.(a)
100,000	5.000		06/01/22	58,014
XPO Logistics, Inc.(a)
100,000	6.750		08/15/24	104,875

				162,889

Wireless – 5.1%
Hughes Satellite Systems Corp.
60,000	7.625		06/15/21	62,700
100,000	6.625		08/01/26	104,875
SBA Communications Corp.
150,000	4.875		09/01/24	154,500
Sprint Capital Corp.
285,000	6.875		11/15/28	352,687
220,000	8.750		03/15/32	317,625
Sprint Communications, Inc.
190,000	6.000		11/15/22	202,112
Sprint Corp.
130,000	7.250		09/15/21	136,825
317,000	7.875		09/15/23	360,191
255,000	7.125		06/15/24	289,425
173,000	7.625		02/15/25	201,545
112,000	7.625		03/01/26	133,759
T-Mobile USA, Inc.
290,000	4.000		04/15/22	299,425
123,000	6.000		03/01/23	124,691
18,000	6.500		01/15/24	18,450
80,000	6.000		04/15/24	81,900
295,000	5.125		04/15/25	303,113
5,000	6.500		01/15/26	5,294
115,000	5.375		04/15/27	123,050
130,000	4.750		02/01/28	138,775

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
ViaSat, Inc.(a)
$225,000	5.625%		04/15/27	$ 227,813

				3,638,755

Wirelines – 0.4%
Level 3 Financing, Inc.
300,000	5.375		08/15/22	302,250

TOTAL CORPORATE OBLIGATIONS (Cost $67,490,959)				$66,567,871

Foreign Corporate Debt – 3.7%
Basic Industry – 0.4%
NOVA Chemicals Corp. (Canada)
$10,000	5.250	%(a)	08/01/23	$ 9,621
120,000	5.000	(a)	05/01/25	107,139
175,000	5.250	(a)	06/01/27	148,750

				265,510

Communications – 0.4%
Videotron Ltd.(a) (Canada)
250,000	5.125		04/15/27	263,125

Consumer Cyclical – 1.0%
1011778 BC ULC / New Red Finance, Inc. (Canada)
280,000	4.250	(a)	05/15/24	283,500
420,000	5.000	(a)	10/15/25	427,875

				711,375

Energy – 0.7%
MEG Energy Corp. (Canada)
156,000	6.500	(a)	01/15/25	154,440
150,000	7.125	(a)	02/01/27	137,250
Seven Generations Energy Ltd. (Canada)
200,000	6.750	(a)	05/01/23	191,000
50,000	5.375	(a)	09/30/25	41,500

				524,190

Food – 0.3%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000		05/14/26	202,000

Mining – 0.7%
First Quantum Minerals Ltd. (Zambia)
361,000	6.500	(a)	03/01/24	325,351
200,000	7.500	(a)	04/01/25	181,250

				506,601

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Natural Gas – 0.1%
Parkland Corp.(a) (Canada)
$100,000	5.875%	07/15/27	$ 100,559

Software – 0.1%
Open Text Corp.(a) (Canada)
70,000	5.875	06/01/26	72,625

TOTAL FOREIGN CORPORATE DEBT (Cost $2,680,077)			$ 2,645,985

Principal Amount	Dividend Rate		Value

Investment Company – 1.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$715,998	0.151%		$ 715,998
(Cost $715,998)

TOTAL INVESTMENTS – 98.3% (Cost $70,887,034)			$69,929,854

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%			1,179,601

NET ASSETS – 100.0%			$71,109,455

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind securities.

(c)	Security is currently in default and/or non-income producing.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.8%
U.S. Treasury Inflation Indexed Bonds
$1,265,855	0.125%	01/15/22	$ 1,268,962
1,379,755	0.125	04/15/22	1,382,624
336,726	0.125	07/15/22	340,291
374,094	0.625	04/15/23	383,479
3,373,973	0.375	07/15/23	3,463,336
2,328,593	0.625	01/15/24	2,413,600
2,705,874	0.250	01/15/25	2,794,372
653,058	0.375	07/15/25	684,344
1,913,023	0.375	07/15/27	2,041,849
3,537,946	0.500	01/15/28	3,811,492
1,110,542	0.750	07/15/28	1,228,530
117,758	3.875	04/15/29	163,120
201,814	0.250	07/15/29	216,307
109,063	3.375	04/15/32	159,216
1,827,680	0.750	02/15/42	2,145,760
1,100,289	0.875	02/15/47	1,376,404
389,376	1.000	02/15/48	504,753
102,575	1.000	02/15/49	134,454

TOTAL INVESTMENTS – 99.8% (Cost $23,680,127)			$24,512,893

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			42,159

NET ASSETS – 100.0%			$24,555,052

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 78.0%
Advertising – 0.2%
Omnicom Group, Inc. / Omnicom Capital, Inc.
$700,000	3.650%	11/01/24	$ 754,292
400,000	3.600	04/15/26	434,529

			1,188,821

Aerospace & Defense – 1.9%
General Dynamics Corp.
280,000	3.000	05/11/21	286,826
650,000	2.250	11/15/22	674,365
800,000	3.375	05/15/23	861,293
350,000	3.750	05/15/28	400,025
Lockheed Martin Corp.
50,000	2.900	03/01/25	54,744
260,000	4.070	12/15/42	325,316
90,000	3.800	03/01/45	109,082
180,000	4.700	05/15/46	245,171
325,000	4.090	09/15/52	418,958
Northrop Grumman Corp.
95,000	2.550	10/15/22	99,385
600,000	2.930	01/15/25	649,106
290,000	3.200	02/01/27	318,334
360,000	3.250	01/15/28	399,272
900,000	4.400	05/01/30	1,087,271
240,000	4.030	10/15/47	292,513
Raytheon Technologies Corp.
34,000	3.650	08/16/23	37,054
750,000	3.950	08/16/25	850,662
300,000	4.125	11/16/28	348,535
350,000	6.125	07/15/38	498,195
173,000	4.450	11/16/38	209,887
140,000	5.700	04/15/40	192,635
400,000	4.500	06/01/42	490,799
450,000	4.625	11/16/48	584,611
Rockwell Collins, Inc.
300,000	2.800	03/15/22	308,542
200,000	4.350	04/15/47	232,762

			9,975,343

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 16.3%
American Express Co.
$300,000	3.400%		02/22/24	$ 323,775
660,000	3.000		10/30/24	705,653
400,000	4.200		11/06/25	457,856
365,000	4.050		12/03/42	435,066
American Express Credit Corp., MTN
275,000	2.250		05/05/21	279,084
510,000	3.300		05/03/27	564,971
Bank of America Corp.
(3M USD LIBOR + 0.790%)
1,042,000	3.004	(a)	12/20/23	1,088,892
(3M USD LIBOR + 0.780%)
135,000	3.550	(a)	03/05/24	143,441
(3M USD LIBOR + 0.810%)
400,000	3.366	(a)	01/23/26	430,044
(3M USD LIBOR + 1.512%)
540,000	3.705	(a)	04/24/28	598,812
(3M USD LIBOR + 1.040%)
868,000	3.419	(a)	12/20/28	944,134
310,000	6.110		01/29/37	422,290
(3M USD LIBOR + 1.814%)
390,000	4.244	(a)	04/24/38	460,980
370,000	7.750		05/14/38	588,980
Bank of America Corp., GMTN
1,025,000	3.300		01/11/23	1,085,513
50,000	3.500		04/19/26	55,530
(3M USD LIBOR + 1.370%)
340,000	3.593	(a)	07/21/28	373,820
Bank of America Corp., Series L
50,000	3.950		04/21/25	54,714
250,000	4.183		11/25/27	280,684
Bank of America Corp., MTN
(3M USD LIBOR + 0.630%)
180,000	3.499	(a)	05/17/22	183,654
50,000	2.503		10/21/22	51,157
(3M USD LIBOR + 1.160%)
960,000	3.124	(a)	01/20/23	990,585

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
$240,000	4.000%		04/01/24	$ 265,553
660,000	4.200		08/26/24	728,602
600,000	4.000		01/22/25	654,747
530,000	3.875		08/01/25	593,210
(3M USD LIBOR + 1.090%)
800,000	3.093	(a)	10/01/25	852,758
50,000	4.450		03/03/26	56,024
350,000	4.250		10/22/26	391,672
680,000	3.248		10/21/27	742,786
(3M USD LIBOR + 1.575%)
600,000	3.824	(a)	01/20/28	666,347
(3M USD LIBOR + 1.070%)
150,000	3.970	(a)	03/05/29	169,744
(3M USD LIBOR + 1.310%)
730,000	4.271	(a)	07/23/29	842,557
(3M USD LIBOR + 1.210%)
500,000	3.974	(a)	02/07/30	569,602
(3M USD LIBOR + 1.180%)
300,000	3.194	(a)	07/23/30	323,160
(3M USD LIBOR + 1.320%)
290,000	4.078	(a)	04/23/40	339,410
320,000	5.875		02/07/42	464,859
364,000	5.000		01/21/44	479,916
(3M USD LIBOR + 1.990%)
220,000	4.443	(a)	01/20/48	273,164
(3M USD LIBOR + 1.520%)
500,000	4.330	(a)	03/15/50	620,198
(3M USD LIBOR + 3.150%)
490,000	4.083	(a)	03/20/51	584,919
Bank of New York Mellon Corp. (The), Series G
640,000	3.000		02/24/25	694,772
Bank of New York Mellon Corp. (The), MTN
445,000	2.050		05/03/21	451,525
263,000	2.600		02/07/22	271,977

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The), MTN – (continued)
(3M USD LIBOR + 0.634%)
$150,000	2.661	%(a)	05/16/23	$ 155,446
120,000	3.450		08/11/23	130,132
760,000	2.200		08/16/23	792,487
20,000	2.800		05/04/26	22,001
75,000	2.450		08/17/26	80,738
590,000	3.250		05/16/27	659,021
60,000	3.300		08/23/29	66,315
Capital One Financial Corp.
1,163,000	4.750		07/15/21	1,210,244
675,000	3.300		10/30/24	706,097
250,000	3.200		02/05/25	260,800
277,000	4.200		10/29/25	289,604
195,000	3.750		07/28/26	197,621
300,000	3.750		03/09/27	313,196
290,000	3.800		01/31/28	305,330
Citibank NA
(3M USD LIBOR + 0.596%)
770,000	2.844	(a)	05/20/22	783,542
910,000	3.650		01/23/24	993,689
Citigroup, Inc.
320,000	2.350		08/02/21	325,249
781,000	2.900		12/08/21	802,743
600,000	4.500		01/14/22	634,282
200,000	2.700		10/27/22	206,765
450,000	3.500		05/15/23	474,766
130,000	3.875		10/25/23	141,306
90,000	4.000		08/05/24	96,780
535,000	3.875		03/26/25	577,197
190,000	3.300		04/27/25	206,236
150,000	4.400		06/10/25	165,960
80,000	5.500		09/13/25	93,775
225,000	3.700		01/12/26	246,655
40,000	4.600		03/09/26	44,921
800,000	3.400		05/01/26	868,994
360,000	3.200		10/21/26	385,261
40,000	4.300		11/20/26	44,581

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
$667,000	4.450%		09/29/27	$ 743,624
240,000	4.125		07/25/28	263,751
(3M USD LIBOR + 1.338%)
575,000	3.980	(a)	03/20/30	643,320
(SOFR + 1.422%)
760,000	2.976	(a)	11/05/30	788,855
240,000	6.625		06/15/32	316,238
860,000	8.125		07/15/39	1,456,782
180,000	6.675		09/13/43	262,178
150,000	5.300		05/06/44	190,336
310,000	4.650		07/30/45	384,575
240,000	4.750		05/18/46	289,949
(3M USD LIBOR + 1.839%)
180,000	4.281	(a)	04/24/48	213,035
320,000	4.650		07/23/48	398,221
Discover Bank
300,000	4.200		08/08/23	320,449
510,000	4.650		09/13/28	553,205
Discover Financial Services
149,000	4.100		02/09/27	153,306
Fifth Third Bancorp
750,000	4.300		01/16/24	812,237
330,000	8.250		03/01/38	492,290
Huntington Bancshares, Inc.
450,000	2.300		01/14/22	458,858
JPMorgan Chase & Co.
300,000	2.400		06/07/21	305,457
577,000	4.500		01/24/22	612,509
660,000	3.250		09/23/22	695,211
117,000	2.972		01/15/23	121,276
140,000	3.200		01/25/23	148,202
(3M USD LIBOR + 0.935%)
200,000	2.776	(a)	04/25/23	206,536
60,000	3.375		05/01/23	63,896
250,000	2.700		05/18/23	261,875
150,000	3.875		02/01/24	165,747

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$15,000	3.875%		09/10/24	$ 16,451
580,000	3.125		01/23/25	627,040
(3M USD LIBOR + 1.155%)
400,000	3.220	(a)	03/01/25	428,569
1,100,000	3.300		04/01/26	1,204,439
(SOFR + 1.850%)
1,050,000	2.083	(a)	04/22/26	1,078,503
660,000	3.200		06/15/26	721,396
400,000	4.125		12/15/26	457,277
(3M USD LIBOR + 1.245%)
200,000	3.960	(a)	01/29/27	222,831
720,000	4.250		10/01/27	813,932
540,000	3.625		12/01/27	590,898
(3M USD LIBOR + 1.337%)
215,000	3.782	(a)	02/01/28	237,913
(3M USD LIBOR + 1.380%)
700,000	3.540	(a)	05/01/28	766,366
(3M USD LIBOR + 1.160%)
836,000	3.702	(a)	05/06/30	931,638
550,000	6.400		05/15/38	818,012
(3M USD LIBOR + 1.360%)
750,000	3.882	(a)	07/24/38	859,474
175,000	5.500		10/15/40	244,126
(SOFR + 2.460%)
250,000	3.109	(a)	04/22/41	260,492
510,000	5.600		07/15/41	724,787
180,000	5.400		01/06/42	246,538
10,000	5.625		08/16/43	13,803
150,000	4.850		02/01/44	197,876
230,000	4.950		06/01/45	300,180
(3M USD LIBOR + 1.580%)
460,000	4.260	(a)	02/22/48	556,488
(3M USD LIBOR + 1.380%)
650,000	3.964	(a)	11/15/48	761,615

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 1.220%)
$20,000	3.897	%(a)	01/23/49	$ 23,126
(SOFR + 2.440%)
300,000	3.109	(a)	04/22/51	304,746
JPMorgan Chase & Co., MTN
745,000	2.295		08/15/21	747,820
KeyCorp, MTN
400,000	2.550		10/01/29	396,233
Morgan Stanley
875,000	2.750		05/19/22	907,642
(3M USD LIBOR + 0.847%)
1,060,000	3.737	(a)	04/24/24	1,131,292
200,000	5.000		11/24/25	230,498
30,000	3.625		01/20/27	33,343
486,000	3.950		04/23/27	541,824
558,000	6.375		07/24/42	839,236
370,000	4.300		01/27/45	449,311
520,000	4.375		01/22/47	643,807
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,156,380
Morgan Stanley, GMTN
790,000	5.500		07/28/21	832,119
40,000	3.125		01/23/23	42,213
300,000	3.750		02/25/23	321,397
25,000	3.700		10/23/24	27,511
160,000	4.000		07/23/25	178,989
730,000	3.875		01/27/26	821,459
300,000	4.350		09/08/26	338,354
(SOFR + 4.840%)
400,000	5.597	(a)	03/24/51	579,527
Morgan Stanley, MTN
600,000	2.625		11/17/21	614,345
800,000	4.100		05/22/23	856,483
865,000	3.125		07/27/26	941,387
(SOFR + 3.120%)
380,000	3.622	(a)	04/01/31	422,599
PNC Bank NA
600,000	2.550		12/09/21	616,481

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
PNC Bank NA – (continued)
$610,000	3.100%		10/25/27	$ 671,193
760,000	2.700		10/22/29	798,167
PNC Financial Services Group, Inc. (The)
705,000	3.300		03/08/22	736,971
650,000	2.600		07/23/26	702,462
Santander Holdings USA, Inc.
400,000	3.500		06/07/24	415,551
State Street Corp.
(3M USD LIBOR + 0.635%)
870,000	2.653	(a)	05/15/23	903,503
18,000	3.100		05/15/23	19,183
275,000	3.700		11/20/23	306,639
35,000	3.300		12/16/24	38,586
300,000	3.550		08/18/25	338,819
180,000	2.650		05/19/26	193,234
Synchrony Financial
150,000	3.750		08/15/21	150,302
170,000	4.250		08/15/24	170,252
448,000	4.500		07/23/25	452,508
140,000	3.950		12/01/27	134,065
Truist Financial Corp., MTN
160,000	2.050		05/10/21	162,323
240,000	2.750		04/01/22	247,931
800,000	3.050		06/20/22	833,207
840,000	3.750		12/06/23	920,539
605,000	2.850		10/26/24	647,175
US Bancorp, MTN
775,000	3.000		03/15/22	804,529
550,000	3.700		01/30/24	600,294
220,000	3.600		09/11/24	243,247
465,000	3.100		04/27/26	500,264
325,000	3.900		04/26/28	381,387
320,000	3.000		07/30/29	343,417
US Bancorp, Series X
375,000	3.150		04/27/27	415,043

				84,370,346

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – 1.1%
Dow Chemical Co. (The)
$970,000	3.500%	10/01/24	$ 1,027,783
500,000	7.375	11/01/29	697,003
DuPont de Nemours, Inc.
680,000	4.205	11/15/23	739,607
450,000	5.419	11/15/48	602,447
International Paper Co.
220,000	3.000	02/15/27	232,828
150,000	4.800	06/15/44	171,766
190,000	4.400	08/15/47	212,455
150,000	4.350	08/15/48	171,124
LYB International Finance BV
220,000	4.875	03/15/44	254,027
LYB International Finance III LLC
250,000	4.200	10/15/49	266,510
LyondellBasell Industries NV
200,000	4.625	02/26/55	214,928
Sherwin-Williams Co. (The)
10,000	2.750	06/01/22	10,166
500,000	3.450	06/01/27	546,167
260,000	4.500	06/01/47	307,567

			5,454,378

Broadcasting –0.6%
Discovery Communications LLC
158,000	2.950	03/20/23	164,423
363,000	3.950	03/20/28	392,080
358,000	5.200	09/20/47	399,156
Fox Corp.
990,000	4.030	01/25/24	1,086,717
990,000	4.709	01/25/29	1,159,966

			3,202,342

Brokerage – 0.3%
BlackRock, Inc.
150,000	3.500	03/18/24	165,434
400,000	2.400	04/30/30	426,859
Intercontinental Exchange, Inc.
50,000	4.000	10/15/23	55,353
435,000	3.750	12/01/25	493,018

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
Intercontinental Exchange, Inc. – (continued)
$290,000	4.250%		09/21/48	$ 358,163

				1,498,827

Capital Goods – 2.1%
3M Co.
650,000	3.250		08/26/49	719,444
3M Co., MTN
210,000	4.000		09/14/48	261,997
Carrier Global Corp.
980,000	2.722	(b)	02/15/30	930,022
500,000	3.377	(b)	04/05/40	450,320
Caterpillar Financial Services Corp.
520,000	1.700		08/09/21	527,406
Caterpillar Financial Services Corp., MTN
250,000	1.950		11/18/22	257,959
Caterpillar, Inc.
50,000	3.900		05/27/21	51,711
130,000	3.400		05/15/24	142,284
80,000	5.200		05/27/41	107,096
130,000	3.803		08/15/42	154,319
400,000	3.250		09/19/49	445,163
Deere & Co.
480,000	2.600		06/08/22	498,270
320,000	3.900		06/09/42	386,452
GE Capital Funding LLC(b)
500,000	4.050		05/15/27	512,916
General Electric Co.
1,400,000	2.700		10/09/22	1,414,031
40,000	4.125		10/09/42	37,252
170,000	4.500		03/11/44	171,251
General Electric Co., GMTN
150,000	6.150		08/07/37	172,258
224,000	6.875		01/10/39	269,430
General Electric Co., MTN
400,000	6.750		03/15/32	481,648
354,000	5.875		01/14/38	391,603
Honeywell International, Inc.
545,000	2.500		11/01/26	595,454

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Illinois Tool Works, Inc.
$50,000	2.650%	11/15/26	$ 55,335
John Deere Capital Corp., MTN
250,000	2.800	03/06/23	264,987
Otis Worldwide Corp.(b)
290,000	3.112	02/15/40	283,229
Waste Management, Inc.
510,000	2.950	06/15/24	545,768
250,000	4.100	03/01/45	300,335
Westinghouse Air Brake Technologies Corp.
260,000	4.950	09/15/28	269,566

			10,697,506

Communications –4.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
170,000	4.464	07/23/22	181,130
250,000	4.500	02/01/24	277,010
810,000	4.908	07/23/25	926,453
315,000	3.750	02/15/28	341,707
440,000	4.200	03/15/28	490,191
250,000	5.050	03/30/29	293,288
423,000	6.384	10/23/35	551,319
130,000	5.375	04/01/38	155,261
750,000	6.484	10/23/45	979,124
580,000	5.375	05/01/47	690,635
320,000	5.750	04/01/48	394,858
Comcast Corp.
700,000	3.125	07/15/22	738,895
1,616,000	3.700	04/15/24	1,786,663
225,000	3.375	02/15/25	247,933
100,000	3.375	08/15/25	111,072
200,000	3.150	03/01/26	221,494
700,000	4.150	10/15/28	829,269
450,000	4.250	10/15/30	543,622
495,000	4.250	01/15/33	600,076
260,000	7.050	03/15/33	389,198
100,000	4.200	08/15/34	121,596
140,000	3.900	03/01/38	163,886

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$500,000	4.600%	10/15/38	$ 622,353
855,000	3.250	11/01/39	933,882
300,000	4.750	03/01/44	386,512
230,000	3.400	07/15/46	252,868
500,000	3.969	11/01/47	591,729
642,000	4.700	10/15/48	838,842
400,000	3.999	11/01/49	478,234
205,000	4.049	11/01/52	247,892
471,000	4.950	10/15/58	664,268
NBCUniversal Media LLC
180,000	5.950	04/01/41	260,868
Time Warner Cable LLC
70,000	6.550	05/01/37	89,524
470,000	7.300	07/01/38	631,164
210,000	6.750	06/15/39	275,869
180,000	5.875	11/15/40	221,539
250,000	5.500	09/01/41	296,847
Time Warner Entertainment Co. LP
220,000	8.375	03/15/23	259,198
TWDC Enterprises 18 Corp., GMTN
190,000	4.125	06/01/44	224,384
TWDC Enterprises 18 Corp., MTN
240,000	2.950	06/15/27	262,348
ViacomCBS, Inc.
108,000	4.250	09/01/23	114,841
240,000	6.875	04/30/36	289,219
216,000	4.375	03/15/43	206,723
Walt Disney Co. (The)
410,000	3.000	09/15/22	430,915
950,000	1.750	08/30/24	981,000
500,000	2.200	01/13/28	522,562
500,000	2.650	01/13/31	532,644
850,000	2.750	09/01/49	828,374
500,000	3.800	05/13/60	572,972

			23,052,251

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – 7.2%
Amazon.com, Inc.
$347,000	2.400%	02/22/23	$ 366,014
370,000	2.800	08/22/24	403,127
380,000	3.800	12/05/24	431,582
18,000	5.200	12/03/25	22,141
30,000	3.150	08/22/27	34,098
170,000	4.800	12/05/34	230,408
275,000	3.875	08/22/37	337,106
344,000	4.950	12/05/44	489,110
545,000	4.050	08/22/47	720,732
330,000	4.250	08/22/57	457,405
American Honda Finance Corp., GMTN
247,000	1.700	09/09/21	248,603
Booking Holdings, Inc.
100,000	3.600	06/01/26	106,969
350,000	4.625	04/13/30	400,938
Costco Wholesale Corp.
684,000	2.300	05/18/22	708,721
200,000	3.000	05/18/27	228,867
100,000	1.750	04/20/32	101,076
Dollar Tree, Inc.
480,000	4.000	05/15/25	533,269
140,000	4.200	05/15/28	156,211
eBay, Inc.
150,000	2.875	08/01/21	152,916
250,000	2.600	07/15/22	257,708
250,000	2.750	01/30/23	260,788
50,000	3.450	08/01/24	54,088
General Motors Co.
340,000	5.000	10/01/28	351,409
550,000	6.600	04/01/36	591,374
300,000	6.250	10/02/43	313,505
328,000	5.400	04/01/48	313,710
200,000	5.950	04/01/49	208,258
General Motors Financial Co., Inc.
550,000	3.200	07/06/21	550,015
800,000	4.200	11/06/21	811,620
410,000	5.100	01/17/24	425,926

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$850,000	4.000%	01/15/25	$ 856,162
300,000	5.250	03/01/26	314,473
Home Depot, Inc. (The)
70,000	2.625	06/01/22	73,089
138,000	2.700	04/01/23	145,348
500,000	3.750	02/15/24	557,421
50,000	3.350	09/15/25	56,126
55,000	3.000	04/01/26	61,442
30,000	2.125	09/15/26	32,359
410,000	2.800	09/14/27	460,281
500,000	3.900	12/06/28	595,917
430,000	5.875	12/16/36	621,692
180,000	5.950	04/01/41	266,961
830,000	4.400	03/15/45	1,061,001
200,000	4.250	04/01/46	251,686
290,000	3.900	06/15/47	352,094
220,000	4.500	12/06/48	291,352
200,000	3.125	12/15/49	217,312
130,000	3.500	09/15/56	146,524
Las Vegas Sands Corp.
150,000	3.500	08/18/26	143,368
Lowe’s Cos., Inc.
810,000	2.500	04/15/26	861,252
30,000	3.100	05/03/27	32,595
750,000	3.650	04/05/29	846,801
100,000	3.700	04/15/46	109,786
264,000	4.050	05/03/47	304,298
150,000	5.125	04/15/50	204,676
Mastercard, Inc.
350,000	2.000	03/03/25	370,038
70,000	2.950	11/21/26	77,915
290,000	3.650	06/01/49	353,330
200,000	3.850	03/26/50	254,566
McDonald’s Corp., MTN
800,000	3.350	04/01/23	861,282
100,000	3.500	03/01/27	112,133

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$150,000	3.600%	07/01/30	$ 169,082
443,000	4.700	12/09/35	562,347
320,000	4.875	12/09/45	406,534
320,000	4.450	09/01/48	393,469
100,000	4.200	04/01/50	119,344
NIKE, Inc.
288,000	2.375	11/01/26	313,798
150,000	3.250	03/27/40	168,175
140,000	3.875	11/01/45	171,874
200,000	3.375	03/27/50	232,673
Starbucks Corp.
322,000	3.800	08/15/25	358,557
400,000	4.000	11/15/28	454,246
500,000	2.550	11/15/30	512,222
570,000	4.500	11/15/48	664,487
Target Corp.
590,000	3.500	07/01/24	655,556
300,000	4.000	07/01/42	375,729
140,000	3.625	04/15/46	168,724
80,000	3.900	11/15/47	100,187
TJX Cos., Inc. (The)
450,000	3.875	04/15/30	529,575
100,000	4.500	04/15/50	127,373
Toyota Motor Credit Corp., GMTN
350,000	3.450	09/20/23	377,283
Toyota Motor Credit Corp., MTN
750,000	2.150	09/08/22	770,088
565,000	2.150	02/13/30	576,477
VF Corp.
1,200,000	2.050	04/23/22	1,226,051
Visa, Inc.
625,000	3.150	12/14/25	701,210
360,000	2.750	09/15/27	398,847
270,000	4.150	12/14/35	343,752
600,000	4.300	12/14/45	793,017
40,000	3.650	09/15/47	49,090

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Walmart, Inc.
$100,000	2.350%		12/15/22	$ 105,005
188,000	2.550		04/11/23	198,310
500,000	3.400		06/26/23	541,922
470,000	2.650		12/15/24	508,480
605,000	3.700		06/26/28	716,470
325,000	3.250		07/08/29	375,364
360,000	5.250		09/01/35	513,210
530,000	3.950		06/28/38	654,803
100,000	3.625		12/15/47	121,147
470,000	4.050		06/29/48	606,539

				37,221,991

Consumer Noncyclical – 8.4%
Abbott Laboratories
34,000	3.400		11/30/23	37,178
60,000	2.950		03/15/25	66,129
84,000	3.750		11/30/26	97,948
168,000	4.750		11/30/36	221,292
600,000	4.900		11/30/46	846,989
AbbVie, Inc.
1,000,000	2.900		11/06/22	1,046,907
337,000	3.600		05/14/25	371,663
190,000	3.200		05/14/26	206,266
1,430,000	2.950	(b)	11/21/26	1,539,754
350,000	4.250		11/14/28	406,001
1,540,000	3.200	(b)	11/21/29	1,666,937
609,000	4.500		05/14/35	723,013
150,000	4.300		05/14/36	172,014
500,000	4.050	(b)	11/21/39	566,344
210,000	4.400		11/06/42	243,568
250,000	4.450		05/14/46	291,212
495,000	4.875		11/14/48	624,424
925,000	4.250	(b)	11/21/49	1,071,136
Altria Group, Inc.
250,000	4.000		01/31/24	272,904
800,000	2.350		05/06/25	830,542
800,000	4.800		02/14/29	924,340

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$900,000	3.875%	09/16/46	$ 889,553
Amgen, Inc.
447,429	3.875	11/15/21	463,790
145,000	2.650	05/11/22	150,337
100,000	3.625	05/22/24	109,484
430,000	2.600	08/19/26	458,293
650,000	3.200	11/02/27	716,495
402,000	4.400	05/01/45	488,618
780,000	4.663	06/15/51	1,024,928
Becton Dickinson and Co.
300,000	3.700	06/06/27	335,001
260,000	4.685	12/15/44	321,396
220,000	4.669	06/06/47	274,714
Biogen, Inc.
307,000	3.625	09/15/22	328,080
690,000	4.050	09/15/25	788,603
270,000	5.200	09/15/45	353,925
Cardinal Health, Inc.
300,000	2.616	06/15/22	307,860
184,000	3.079	06/15/24	193,210
Centene Corp.
810,000	4.750	01/15/25	838,350
970,000	4.250	12/15/27	1,017,288
Eli Lilly and Co.
250,000	3.950	03/15/49	318,306
480,000	4.150	03/15/59	633,565
Gilead Sciences, Inc.
1,000,000	3.500	02/01/25	1,115,218
1,000,000	3.650	03/01/26	1,131,937
640,000	2.950	03/01/27	701,538
750,000	4.500	02/01/45	965,007
Johnson & Johnson
110,000	2.250	03/03/22	113,354
277,000	2.625	01/15/25	300,938
30,000	2.450	03/01/26	32,855
125,000	2.950	03/03/27	139,153
350,000	4.375	12/05/33	458,567

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$238,000	3.550%	03/01/36	$ 276,797
240,000	3.625	03/03/37	282,472
150,000	5.950	08/15/37	221,571
520,000	3.400	01/15/38	599,432
70,000	3.700	03/01/46	86,401
215,000	3.750	03/03/47	268,691
Medtronic, Inc.
420,000	4.375	03/15/35	535,469
274,000	4.625	03/15/45	366,300
Merck & Co., Inc.
40,000	2.350	02/10/22	41,335
400,000	2.900	03/07/24	431,501
285,000	2.750	02/10/25	310,753
400,000	3.400	03/07/29	459,585
150,000	3.900	03/07/39	184,664
50,000	4.150	05/18/43	62,936
540,000	3.700	02/10/45	642,183
255,000	4.000	03/07/49	327,235
Mylan NV
400,000	3.950	06/15/26	436,751
Mylan, Inc.
300,000	5.200	04/15/48	342,801
Pfizer, Inc.
40,000	2.200	12/15/21	41,068
657,000	2.950	03/15/24	712,286
125,000	2.750	06/03/26	138,391
50,000	3.000	12/15/26	56,368
300,000	3.450	03/15/29	348,663
330,000	7.200	03/15/39	555,590
280,000	4.400	05/15/44	366,278
130,000	4.125	12/15/46	162,414
270,000	4.200	09/15/48	345,382
320,000	4.000	03/15/49	399,813
Philip Morris International, Inc.
100,000	2.500	11/02/22	104,236
50,000	3.250	11/10/24	54,998

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Philip Morris International, Inc. – (continued)
$335,000	3.375%	08/11/25	$ 370,145
20,000	2.750	02/25/26	21,376
390,000	6.375	05/16/38	570,728
100,000	4.375	11/15/41	117,247
30,000	3.875	08/21/42	33,177
315,000	4.125	03/04/43	357,739
50,000	4.250	11/10/44	59,016
Shire Acquisitions Investments Ireland DAC
600,000	2.875	09/23/23	634,957
600,000	3.200	09/23/26	664,718
Stryker Corp.
420,000	3.500	03/15/26	470,681
Thermo Fisher Scientific, Inc.
350,000	3.000	04/15/23	371,326
50,000	4.150	02/01/24	55,428
314,000	2.950	09/19/26	343,316
340,000	3.200	08/15/27	374,827
Walgreen Co.
50,000	3.100	09/15/22	52,190
Walgreens Boots Alliance, Inc.
550,000	3.300	11/18/21	566,120
174,000	3.800	11/18/24	188,130
350,000	3.450	06/01/26	371,129
250,000	4.800	11/18/44	269,381
Wyeth LLC
140,000	6.500	02/01/34	213,278
530,000	5.950	04/01/37	762,100
Zoetis, Inc.
280,000	3.000	09/12/27	307,482
100,000	4.700	02/01/43	128,707

			43,662,486

Consumer Products – 0.2%
Procter & Gamble Co. (The)
488,000	3.100	08/15/23	535,787
455,000	2.450	11/03/26	498,381

			1,034,168

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric –1.9%
Berkshire Hathaway Energy Co.
$500,000	3.700	%(b)	07/15/30	$ 578,238
267,000	6.125		04/01/36	385,529
120,000	5.150		11/15/43	161,168
40,000	4.500		02/01/45	49,454
200,000	4.250	(b)	10/15/50	252,437
Dominion Energy, Inc.
200,000	3.900		10/01/25	223,172
Duke Energy Corp.
680,000	1.800		09/01/21	688,307
400,000	2.650		09/01/26	428,554
375,000	3.750		09/01/46	414,464
Entergy Louisiana LLC
100,000	4.000		03/15/33	121,666
150,000	4.200		09/01/48	187,130
Exelon Corp.
200,000	3.497		06/01/22	207,864
325,000	4.450		04/15/46	382,895
Exelon Generation Co. LLC
225,000	6.250		10/01/39	267,447
FirstEnergy Corp., Series B
255,000	3.900		07/15/27	284,858
FirstEnergy Corp., Series C
310,000	7.375		11/15/31	456,637
150,000	4.850		07/15/47	189,652
110,000	3.400		03/01/50	115,639
Florida Power & Light Co.
200,000	2.850		04/01/25	217,548
200,000	3.950		03/01/48	253,720
MidAmerican Energy Co.
250,000	4.250		07/15/49	318,573
NextEra Energy Capital Holdings, Inc.
400,000	2.900		04/01/22	414,861
80,000	3.550		05/01/27	89,364
NiSource, Inc.
435,000	2.950		09/01/29	467,112
350,000	4.375		05/15/47	418,689
Sempra Energy
275,000	3.250		06/15/27	291,254

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Sempra Energy – (continued)
$300,000	3.400%	02/01/28	$ 322,468
150,000	4.000	02/01/48	169,531
Southern California Edison Co.
100,000	4.650	10/01/43	118,516
300,000	4.000	04/01/47	331,189
Southern Co. (The)
90,000	2.350	07/01/21	91,502
260,000	3.250	07/01/26	286,435
430,000	4.400	07/01/46	511,140
Virginia Electric and Power Co., Series A
140,000	3.150	01/15/26	155,110

			9,852,123

Energy – 5.7%
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
395,000	3.337	12/15/27	408,215
Baker Hughes Holdings LLC
190,000	5.125	09/15/40	222,252
BP Capital Markets America, Inc.
200,000	2.750	05/10/23	209,795
450,000	3.790	02/06/24	489,038
100,000	3.194	04/06/25	108,354
300,000	3.410	02/11/26	328,791
50,000	3.119	05/04/26	54,484
60,000	3.017	01/16/27	63,166
520,000	4.234	11/06/28	601,979
200,000	3.633	04/06/30	225,049
250,000	3.000	02/24/50	245,764
Chevron Corp.
496,000	2.566	05/16/23	523,942
912,000	3.191	06/24/23	979,363
30,000	2.895	03/03/24	32,270
32,000	3.326	11/17/25	35,988
180,000	2.954	05/16/26	198,662
500,000	1.995	05/11/27	522,377
300,000	2.236	05/11/30	315,649
Concho Resources, Inc.
285,000	3.750	10/01/27	298,894

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Concho Resources, Inc. – (continued)
$230,000	4.875%	10/01/47	$ 255,012
ConocoPhillips
200,000	6.500	02/01/39	289,807
ConocoPhillips Co.
250,000	4.950	03/15/26	296,614
100,000	4.300	11/15/44	119,718
ConocoPhillips Holding Co.
305,000	6.950	04/15/29	417,399
Devon Energy Corp.
190,000	5.600	07/15/41	175,750
190,000	4.750	05/15/42	165,775
Energy Transfer Operating LP
20,000	4.650	06/01/21	20,311
100,000	3.600	02/01/23	101,742
250,000	4.500	04/15/24	262,018
400,000	4.750	01/15/26	429,019
400,000	5.250	04/15/29	428,491
150,000	6.500	02/01/42	166,687
20,000	5.150	03/15/45	19,029
220,000	6.125	12/15/45	229,625
334,000	5.300	04/15/47	325,815
350,000	6.000	06/15/48	370,417
200,000	6.250	04/15/49	217,701
Enterprise Products Operating LLC
382,000	3.350	03/15/23	406,460
157,000	3.900	02/15/24	171,175
107,000	3.750	02/15/25	117,357
178,000	3.125	07/31/29	189,236
225,000	4.850	08/15/42	251,519
340,000	4.450	02/15/43	371,063
200,000	4.850	03/15/44	227,934
190,000	5.100	02/15/45	219,300
50,000	4.900	05/15/46	56,774
200,000	4.800	02/01/49	234,600
500,000	4.200	01/31/50	547,889

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
$164,000	5.250%	08/16/77	$ 149,650
Exxon Mobil Corp.
100,000	2.397	03/06/22	103,196
875,000	2.019	08/16/24	915,427
525,000	3.043	03/01/26	580,651
300,000	2.995	08/16/39	309,742
260,000	3.567	03/06/45	289,226
880,000	4.114	03/01/46	1,060,202
900,000	3.095	08/16/49	934,175
Halliburton Co.
280,000	5.000	11/15/45	278,250
Kinder Morgan Energy Partners LP
50,000	5.500	03/01/44	59,591
Kinder Morgan Energy Partners LP, MTN
200,000	6.950	01/15/38	268,000
Kinder Morgan, Inc.
180,000	3.150	01/15/23	187,875
200,000	4.300	06/01/25	222,776
308,000	4.300	03/01/28	345,380
320,000	5.550	06/01/45	392,558
235,000	5.050	02/15/46	272,136
Kinder Morgan, Inc., GMTN
170,000	7.750	01/15/32	228,265
Marathon Petroleum Corp.
295,000	6.500	03/01/41	346,625
MPLX LP
850,000	4.500	07/15/23	892,641
50,000	4.875	06/01/25	53,175
145,000	4.500	04/15/38	143,888
300,000	5.200	03/01/47	319,116
400,000	5.500	02/15/49	456,769
Noble Energy, Inc.
420,000	6.000	03/01/41	394,275
190,000	5.250	11/15/43	169,100
ONEOK, Inc.
410,000	5.200	07/15/48	406,346

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Phillips 66
$650,000	4.300%	04/01/22	$ 691,944
210,000	3.900	03/15/28	233,294
140,000	4.650	11/15/34	167,249
110,000	4.875	11/15/44	136,400
Plains All American Pipeline LP / PAA Finance Corp.
630,000	3.650	06/01/22	630,946
250,000	3.600	11/01/24	245,774
110,000	4.650	10/15/25	112,414
240,000	4.500	12/15/26	244,399
Sabine Pass Liquefaction LLC(b)
500,000	4.500	05/15/30	551,875
Sunoco Logistics Partners Operations LP
500,000	4.000	10/01/27	500,307
50,000	5.350	05/15/45	48,827
200,000	5.400	10/01/47	199,886
Valero Energy Corp.
300,000	3.400	09/15/26	318,767
500,000	4.000	04/01/29	553,362
170,000	6.625	06/15/37	220,979
Williams Cos., Inc. (The)
350,000	4.300	03/04/24	375,551
950,000	4.550	06/24/24	1,031,938
15,000	3.900	01/15/25	16,050
50,000	3.750	06/15/27	53,159
240,000	6.300	04/15/40	290,909
208,000	5.100	09/15/45	230,664

			29,581,998

Financial Company – 0.5%
Air Lease Corp., MTN
300,000	2.300	02/01/25	260,060
GE Capital International Funding Co. Unlimited Co.
300,000	3.373	11/15/25	304,358
1,740,000	4.418	11/15/35	1,742,425
International Lease Finance Corp.
325,000	5.875	08/15/22	324,481

			2,631,324

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – 2.6%
Coca-Cola Co. (The)
$475,000	2.875%		10/27/25	$ 528,184
380,000	2.250		09/01/26	411,153
400,000	3.450		03/25/30	464,422
500,000	1.650		06/01/30	503,079
340,000	2.500		06/01/40	343,372
330,000	2.600		06/01/50	327,555
220,000	2.750		06/01/60	215,601
Conagra Brands, Inc.
500,000	4.600		11/01/25	576,068
300,000	5.300		11/01/38	379,235
General Mills, Inc.
470,000	4.200		04/17/28	548,226
Keurig Dr Pepper, Inc.
265,000	3.551		05/25/21	272,527
178,000	4.057		05/25/23	194,313
210,000	4.597		05/25/28	250,206
Kraft Heinz Foods Co.
157,000	3.950		07/15/25	164,834
1,290,000	3.000		06/01/26	1,296,106
250,000	6.875		01/26/39	304,121
250,000	6.500		02/09/40	296,300
240,000	4.875	(b)	10/01/49	239,237
Molson Coors Beverage Co.
120,000	2.100		07/15/21	121,343
780,000	3.000		07/15/26	783,929
140,000	5.000		05/01/42	144,367
150,000	4.200		07/15/46	142,169
PepsiCo, Inc.
725,000	3.100		07/17/22	761,685
80,000	2.750		04/30/25	87,242
500,000	2.850		02/24/26	551,000
870,000	4.450		04/14/46	1,149,518
530,000	3.450		10/06/46	612,049
30,000	4.000		05/02/47	36,815
Sysco Corp.
200,000	3.300		07/15/26	206,287
60,000	3.250		07/15/27	60,965

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Tyson Foods, Inc.
$50,000	3.950%		08/15/24	$ 55,246
402,000	4.000		03/01/26	453,576
350,000	3.550		06/02/27	382,420
110,000	4.550		06/02/47	134,031
300,000	5.100		09/28/48	384,296

				13,381,477

Healthcare – 4.4%
Aetna, Inc.
300,000	2.800		06/15/23	312,777
400,000	3.500		11/15/24	430,029
140,000	6.625		06/15/36	195,369
Anthem, Inc.
250,000	3.500		08/15/24	272,670
50,000	3.350		12/01/24	54,594
570,000	3.650		12/01/27	645,715
90,000	4.625		05/15/42	110,249
250,000	4.650		01/15/43	308,158
75,000	4.650		08/15/44	92,295
295,000	4.375		12/01/47	357,995
300,000	3.125		05/15/50	307,927
Cigna Corp.
700,000	3.000	(b)	07/15/23	735,312
600,000	4.375		10/15/28	704,584
600,000	4.800		08/15/38	750,323
600,000	4.800	(b)	07/15/46	755,604
260,000	4.900		12/15/48	341,975
CVS Health Corp.
415,000	2.125		06/01/21	419,965
548,000	2.750		12/01/22	571,715
680,000	3.700		03/09/23	727,847
69,000	4.000		12/05/23	75,372
579,000	4.100		03/25/25	646,650
100,000	3.875		07/20/25	111,203
1,027,000	4.300		03/25/28	1,171,131
180,000	3.250		08/15/29	194,480
1,370,000	4.780		03/25/38	1,675,278

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
CVS Health Corp. – (continued)
$195,000	5.300%	12/05/43	$ 248,985
578,000	5.125	07/20/45	746,612
950,000	5.050	03/25/48	1,218,643
DH Europe Finance II Sarl
275,000	3.250	11/15/39	297,186
450,000	3.400	11/15/49	500,845
HCA, Inc.
320,000	4.750	05/01/23	345,600
470,000	5.000	03/15/24	518,175
270,000	5.250	04/15/25	306,450
150,000	5.250	06/15/26	171,187
425,000	4.500	02/15/27	470,687
354,000	4.125	06/15/29	386,303
295,000	5.125	06/15/39	341,463
145,000	5.500	06/15/47	174,000
UnitedHealth Group, Inc.
400,000	2.875	03/15/22	413,785
359,000	2.875	03/15/23	381,038
420,000	3.750	07/15/25	480,396
480,000	3.100	03/15/26	534,630
580,000	3.450	01/15/27	659,377
120,000	4.625	07/15/35	156,334
225,000	5.800	03/15/36	312,879
140,000	6.875	02/15/38	216,960
200,000	4.250	03/15/43	246,641
300,000	4.750	07/15/45	400,079
180,000	4.200	01/15/47	226,255
130,000	3.750	10/15/47	152,449
270,000	4.450	12/15/48	351,755
200,000	3.875	08/15/59	240,242
Zimmer Biomet Holdings, Inc.
320,000	3.550	04/01/25	342,556

			22,810,729

Insurance – 1.8%
American International Group, Inc.
365,000	3.750	07/10/25	395,844

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
American International Group, Inc. – (continued)
$715,000	3.900%		04/01/26	$ 788,974
300,000	3.875		01/15/35	323,501
552,000	4.500		07/16/44	619,457
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
200,000	5.750		04/01/48	205,000
Berkshire Hathaway Finance Corp.
10,000	5.750		01/15/40	14,208
460,000	4.200		08/15/48	576,910
410,000	4.250		01/15/49	516,432
Berkshire Hathaway, Inc.
520,000	3.125		03/15/26	581,926
90,000	4.500		02/11/43	115,762
Brighthouse Financial, Inc.
450,000	4.700		06/22/47	391,309
Chubb INA Holdings, Inc.
250,000	4.350		11/03/45	321,591
Equitable Holdings, Inc.
350,000	3.900		04/20/23	369,380
406,000	4.350		04/20/28	435,707
130,000	5.000		04/20/48	134,269
Marsh & McLennan Cos., Inc.
200,000	4.900		03/15/49	267,231
MetLife, Inc.
50,000	3.600		04/10/24	54,958
240,000	6.375		06/15/34	344,079
170,000	5.700		06/15/35	231,255
170,000	5.875		02/06/41	231,135
150,000	4.125		08/13/42	173,294
179,000	4.875		11/13/43	225,567
120,000	4.050		03/01/45	136,743
100,000	4.600		05/13/46	123,440
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
450,000	5.625	(a)	06/15/43	468,380
(3M USD LIBOR + 2.380%)
400,000	4.500	(a)	09/15/47	392,621

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Prudential Financial, Inc. – (continued)
$210,000	3.905%	12/07/47	$ 225,265
Prudential Financial, Inc., MTN
570,000	4.350	02/25/50	649,492

			9,313,730

Metals & Mining – 0.1%
Newmont Corp.
310,000	4.875	03/15/42	381,979

REITs and Real Estate – 0.6%
Boston Properties LP
520,000	3.850	02/01/23	548,656
375,000	3.650	02/01/26	401,846
60,000	2.750	10/01/26	61,658
500,000	3.250	01/30/31	526,208
Equinix, Inc.
350,000	2.625	11/18/24	369,663
480,000	5.875	01/15/26	505,200
370,000	5.375	05/15/27	399,600
GLP Capital LP / GLP Financing II, Inc.
125,000	5.375	04/15/26	126,874
Welltower, Inc.
60,000	4.000	06/01/25	62,566
185,000	4.250	04/15/28	193,456

			3,195,727

Revenue – 0.1%
CommonSpirit Health
100,000	2.760	10/01/24	101,662
250,000	4.350	11/01/42	248,987
Kaiser Foundation Hospitals
340,000	4.150	05/01/47	425,796

			776,445

Software – 0.2%
Fiserv, Inc.
300,000	2.250	06/01/27	306,472
500,000	2.650	06/01/30	516,446

			822,918

Technology – 10.6%
Adobe, Inc.
400,000	2.300	02/01/30	428,216

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Alphabet, Inc.
$143,000	1.998%		08/15/26	$ 155,311
Apple, Inc.
140,000	2.850		05/06/21	143,321
165,000	1.550		08/04/21	166,814
1,060,000	2.500		02/09/22	1,097,034
1,688,000	2.100		09/12/22	1,752,378
30,000	3.000		02/09/24	32,552
589,000	3.450		05/06/24	654,360
325,000	2.850		05/11/24	351,790
350,000	2.450		08/04/26	382,073
110,000	3.000		06/20/27	123,205
355,000	2.900		09/12/27	398,552
410,000	3.000		11/13/27	460,702
230,000	4.500		02/23/36	300,781
687,000	3.850		05/04/43	846,396
10,000	4.450		05/06/44	13,192
200,000	3.450		02/09/45	231,598
380,000	4.375		05/13/45	497,631
690,000	4.650		02/23/46	953,652
494,000	3.850		08/04/46	610,972
480,000	4.250		02/09/47	626,309
50,000	3.750		11/13/47	60,721
220,000	2.950		09/11/49	241,332
Broadcom Corp. / Broadcom Cayman Finance Ltd.
30,000	2.650		01/15/23	30,740
100,000	3.625		01/15/24	105,393
300,000	3.125		01/15/25	309,937
727,000	3.875		01/15/27	764,270
160,000	3.500		01/15/28	164,503
Broadcom, Inc.
150,000	3.625	(b)	10/15/24	159,501
360,000	4.250	(b)	04/15/26	385,603
497,000	3.459	(b)	09/15/26	511,738
530,000	4.750	(b)	04/15/29	582,790
1,000,000	5.000	(b)	04/15/30	1,110,272
500,000	4.150	(b)	11/15/30	524,225

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Broadcom, Inc. – (continued)
$300,000	4.300	%(b)	11/15/32	$ 316,387
Cisco Systems, Inc.
150,000	1.850		09/20/21	152,899
15,000	3.625		03/04/24	16,699
466,000	5.900		02/15/39	684,421
270,000	5.500		01/15/40	390,533
Dell International LLC / EMC Corp.
985,000	4.420	(b)	06/15/21	1,004,232
175,000	5.450	(b)	06/15/23	187,162
764,000	6.020	(b)	06/15/26	861,283
390,000	8.100	(b)	07/15/36	475,273
460,000	8.350	(b)	07/15/46	589,672
Fidelity National Information Services, Inc.
101,000	3.000		08/15/26	110,821
Fiserv, Inc.
500,000	3.800		10/01/23	545,099
500,000	3.500		07/01/29	551,763
Global Payments, Inc.
310,000	3.200		08/15/29	328,362
Hewlett Packard Enterprise Co.
100,000	4.400		10/15/22	107,095
1,000,000	2.250		04/01/23	1,022,163
HP, Inc.
268,000	6.000		09/15/41	303,752
Intel Corp.
420,000	2.875		05/11/24	456,139
253,000	3.700		07/29/25	288,263
200,000	2.600		05/19/26	218,139
240,000	3.150		05/11/27	268,726
600,000	2.450		11/15/29	643,112
290,000	4.100		05/19/46	356,578
270,000	4.100		05/11/47	339,076
95,000	3.734		12/08/47	112,010
850,000	3.250		11/15/49	941,800
300,000	4.750		03/25/50	414,682
100,000	4.950		03/25/60	145,171

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
International Business Machines Corp.
$800,000	1.875%	08/01/22	$ 821,668
820,000	3.300	05/15/26	915,486
500,000	1.950	05/15/30	502,778
500,000	4.150	05/15/39	595,691
300,000	4.000	06/20/42	349,573
300,000	2.950	05/15/50	304,207
Lam Research Corp.
525,000	4.000	03/15/29	612,167
70,000	4.875	03/15/49	95,490
Microchip Technology, Inc.
670,000	4.333	06/01/23	704,735
Microsoft Corp.
900,000	1.550	08/08/21	912,375
60,000	2.400	02/06/22	62,031
662,000	2.375	02/12/22	685,243
300,000	2.000	08/08/23	314,785
97,000	2.875	02/06/24	105,021
485,000	2.700	02/12/25	529,937
60,000	2.400	08/08/26	66,043
15,000	3.300	02/06/27	17,273
360,000	3.500	02/12/35	438,001
450,000	3.450	08/08/36	530,957
20,000	4.100	02/06/37	25,426
95,000	5.200	06/01/39	137,988
200,000	4.500	10/01/40	271,178
280,000	3.500	11/15/42	331,424
140,000	3.750	02/12/45	174,138
469,000	4.450	11/03/45	645,721
810,000	3.700	08/08/46	1,012,985
430,000	4.250	02/06/47	584,907
155,000	4.000	02/12/55	199,172
200,000	4.750	11/03/55	297,330
420,000	3.950	08/08/56	552,337
464,000	4.500	02/06/57	674,897
NVIDIA Corp.
680,000	3.200	09/16/26	765,716

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
NVIDIA Corp. – (continued)
$440,000	3.500%	04/01/50	$ 506,388
Oracle Corp.
656,000	2.800	07/08/21	673,199
300,000	1.900	09/15/21	305,390
970,000	2.500	05/15/22	1,004,167
400,000	2.500	10/15/22	419,022
30,000	2.625	02/15/23	31,639
150,000	2.400	09/15/23	158,099
625,000	3.400	07/08/24	685,814
40,000	2.950	11/15/24	43,866
130,000	2.950	05/15/25	141,537
800,000	2.650	07/15/26	867,342
80,000	3.250	11/15/27	89,571
440,000	4.300	07/08/34	541,949
200,000	3.900	05/15/35	237,805
270,000	3.850	07/15/36	313,299
245,000	3.800	11/15/37	278,617
312,000	6.500	04/15/38	470,505
400,000	3.600	04/01/40	444,196
220,000	5.375	07/15/40	299,707
700,000	4.125	05/15/45	829,733
440,000	4.000	07/15/46	510,178
10,000	4.000	11/15/47	11,788
500,000	3.600	04/01/50	558,130
200,000	4.375	05/15/55	254,351
355,000	3.850	04/01/60	408,961
PayPal Holdings, Inc.
400,000	2.400	10/01/24	421,690
460,000	3.250	06/01/50	496,084
QUALCOMM, Inc.
276,000	2.900	05/20/24	297,026
360,000	3.250	05/20/27	401,023
200,000	4.650	05/20/35	257,671
620,000	4.800	05/20/45	791,894
200,000	4.300	05/20/47	244,525

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Texas Instruments, Inc.
$372,000	4.150%	05/15/48	$ 490,998
VMware, Inc.
300,000	2.950	08/21/22	309,790

			55,041,810

Transportation – 1.5%
Burlington Northern Santa Fe LLC
55,000	5.750	05/01/40	76,406
250,000	4.450	03/15/43	308,849
130,000	4.900	04/01/44	169,798
150,000	4.550	09/01/44	187,429
310,000	4.150	04/01/45	371,664
350,000	3.900	08/01/46	408,764
CSX Corp.
550,000	3.250	06/01/27	606,058
30,000	3.800	03/01/28	34,008
190,000	3.800	11/01/46	214,382
FedEx Corp.
1,000,000	3.800	05/15/25	1,099,222
340,000	3.100	08/05/29	347,261
260,000	4.400	01/15/47	265,304
500,000	4.950	10/17/48	552,964
Union Pacific Corp.
530,000	4.163	07/15/22	562,905
450,000	3.950	09/10/28	523,573
50,000	4.375	09/10/38	60,144
300,000	4.300	03/01/49	378,085
310,000	3.799	10/01/51	364,920
United Parcel Service, Inc.
1,000,000	2.450	10/01/22	1,043,274
330,000	3.750	11/15/47	379,150

			7,954,160

Wireless – 5.3%
American Tower Corp.
50,000	4.000	06/01/25	56,057
400,000	3.375	10/15/26	439,281
475,000	3.800	08/15/29	532,859

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc.
$650,000	3.200%	03/01/22	$ 673,605
50,000	3.000	06/30/22	51,882
230,000	2.625	12/01/22	237,791
450,000	3.600	02/17/23	478,313
25,000	3.800	03/01/24	27,087
60,000	3.900	03/11/24	65,096
410,000	3.950	01/15/25	450,629
440,000	3.400	05/15/25	476,306
215,000	3.600	07/15/25	233,495
280,000	4.125	02/17/26	312,927
220,000	3.800	02/15/27	239,889
400,000	4.250	03/01/27	448,248
560,000	4.100	02/15/28	622,227
565,000	4.350	03/01/29	642,720
520,000	4.300	02/15/30	590,989
470,000	2.750	06/01/31	476,282
85,000	4.500	05/15/35	97,863
551,000	5.250	03/01/37	672,271
180,000	4.900	08/15/37	214,535
340,000	4.850	03/01/39	398,256
360,000	6.000	08/15/40	467,277
90,000	5.350	09/01/40	111,512
100,000	6.375	03/01/41	136,308
140,000	5.550	08/15/41	174,418
154,000	5.150	03/15/42	187,095
250,000	4.300	12/15/42	278,084
270,000	4.800	06/15/44	313,533
430,000	4.350	06/15/45	479,983
50,000	4.850	07/15/45	58,314
535,000	4.750	05/15/46	620,805
170,000	5.150	11/15/46	209,327
250,000	5.650	02/15/47	321,307
290,000	5.450	03/01/47	371,411
640,000	4.500	03/09/48	729,123
367,000	4.550	03/09/49	421,513

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$110,000	5.150%		02/15/50	$ 137,145
470,000	3.650		06/01/51	480,254
70,000	5.700		03/01/57	92,745
CC Holdings GS V LLC / Crown Castle GS III Corp.
450,000	3.849		04/15/23	481,989
Crown Castle International Corp.
250,000	4.875		04/15/22	267,590
190,000	5.250		01/15/23	209,535
60,000	3.150		07/15/23	63,348
210,000	4.450		02/15/26	238,218
130,000	3.650		09/01/27	142,417
T-Mobile USA, Inc.
700,000	3.500	(b)	04/15/25	751,154
1,200,000	3.875	(b)	04/15/30	1,303,582
600,000	4.375	(b)	04/15/40	667,050
400,000	4.500	(b)	04/15/50	454,892
Verizon Communications, Inc.
295,000	2.946		03/15/22	308,169
510,000	3.125		03/16/22	535,168
480,000	5.150		09/15/23	548,139
150,000	3.500		11/01/24	165,616
184,000	3.376		02/15/25	204,262
250,000	4.125		03/16/27	292,156
750,000	4.329		09/21/28	896,946
170,000	4.016		12/03/29	201,023
435,000	4.500		08/10/33	540,002
200,000	4.400		11/01/34	244,697
220,000	4.272		01/15/36	265,016
385,000	5.250		03/16/37	518,646
225,000	4.812		03/15/39	288,727
170,000	3.850		11/01/42	200,897
60,000	6.550		09/15/43	92,454
350,000	4.125		08/15/46	436,044
640,000	4.862		08/21/46	860,688
110,000	5.500		03/16/47	160,909
300,000	4.522		09/15/48	392,105

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$330,000	5.012%		04/15/49	$ 458,546
562,000	5.012		08/21/54	808,478
405,000	4.672		03/15/55	554,550

				27,581,775

TOTAL CORPORATE OBLIGATIONS (Cost $377,283,147)				$404,684,654

Foreign Corporate Debt – 20.0%
Banks – 10.5%
Australia & New Zealand Banking Group Ltd., MTN (Australia)
$480,000	2.300%		06/01/21	$ 488,569
510,000	2.050		11/21/22	525,781
Australia & New Zealand Banking Group Ltd. (Australia)
280,000	2.550		11/23/21	287,861
Banco Santander SA (Spain)
400,000	2.706		06/27/24	414,180
200,000	3.800		02/23/28	209,681
400,000	3.306		06/27/29	421,716
Bank of Montreal, MTN (Canada)
120,000	1.900		08/27/21	121,995
1,100,000	2.900		03/26/22	1,143,519
200,000	2.550		11/06/22	209,257
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.432%)
100,000	3.803		12/15/32	103,750
Bank of Nova Scotia (The) (Canada)
850,000	2.000		11/15/22	875,359
945,000	3.400		02/11/24	1,017,923
Barclays PLC (United Kingdom)
200,000	3.684		01/10/23	206,052
(3M USD LIBOR + 1.400%)
200,000	4.610	(a)	02/15/23	209,283
(3M USD LIBOR + 1.356%)
700,000	4.338	(a)	05/16/24	744,625
690,000	3.650		03/16/25	733,643
960,000	4.375		01/12/26	1,057,576
330,000	5.250		08/17/45	426,662
400,000	4.950		01/10/47	497,050

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
BNP Paribas SA, MTN (France)
$50,000	3.250%		03/03/23	$ 53,311
Canadian Imperial Bank of Commerce (Canada)
300,000	3.500		09/13/23	325,598
Cooperatieve Rabobank UA (Netherlands)
100,000	3.875		02/08/22	105,370
370,000	3.950		11/09/22	387,238
350,000	4.625		12/01/23	382,505
250,000	3.750		07/21/26	267,820
285,000	5.250		05/24/41	396,054
340,000	5.750		12/01/43	460,700
330,000	5.250		08/04/45	424,875
Credit Suisse AG (Switzerland)
670,000	3.000		10/29/21	690,908
Credit Suisse AG, MTN (Switzerland)
720,000	3.625		09/09/24	787,773
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
300,000	3.800		09/15/22	316,584
710,000	4.550		04/17/26	802,300
300,000	4.875		05/15/45	374,807
Deutsche Bank AG (Germany)
650,000	4.250		10/14/21	661,294
230,000	3.300		11/16/22	231,437
200,000	3.950		02/27/23	204,571
130,000	3.700		05/30/24	131,300
(SOFR + 2.581%)
500,000	3.961	(a)	11/26/25	513,012
Deutsche Bank AG, Series D (Germany)
310,000	5.000		02/14/22	319,739
Deutsche Bank AG, GMTN (Germany)
50,000	3.375		05/12/21	50,177
HSBC Holdings PLC (United Kingdom)
200,000	2.950		05/25/21	204,512
1,010,000	2.650		01/05/22	1,034,714
(3M USD LIBOR + 1.055%)
400,000	3.262	(a)	03/13/23	413,242
340,000	4.250		03/14/24	362,750

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom) – (continued)
(3M USD LIBOR + 0.987%)
$500,000	3.950	%(a)	05/18/24	$ 534,327
400,000	4.250		08/18/25	428,518
(3M USD LIBOR + 1.140%)
250,000	2.633	(a)	11/07/25	257,130
550,000	4.300		03/08/26	615,557
990,000	3.900		05/25/26	1,085,861
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	552,466
(3M USD LIBOR + 1.610%)
500,000	3.973	(a)	05/22/30	547,320
250,000	6.500		05/02/36	333,169
504,000	6.500		09/15/37	682,251
110,000	6.800		06/01/38	151,466
140,000	6.100		01/14/42	196,040
280,000	5.250		03/14/44	342,463
ING Groep NV (Netherlands)
228,000	3.150		03/29/22	235,924
390,000	4.100		10/02/23	422,387
200,000	3.950		03/29/27	221,578
490,000	4.550		10/02/28	569,069
330,000	4.050		04/09/29	371,279
Lloyds Banking Group PLC (United Kingdom)
250,000	3.000		01/11/22	255,784
920,000	4.050		08/16/23	983,660
200,000	3.900		03/12/24	213,390
200,000	4.500		11/04/24	215,351
300,000	4.582		12/10/25	325,217
525,000	3.750		01/11/27	561,914
640,000	4.375		03/22/28	716,338
200,000	5.300		12/01/45	251,016
200,000	4.344		01/09/48	221,098
Mitsubishi UFJ Financial Group, Inc. (Japan)
1,000,000	2.623		07/18/22	1,030,382
580,000	2.665		07/25/22	597,999
950,000	3.850		03/01/26	1,048,615
230,000	3.677		02/22/27	252,528

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan) – (continued)
$150,000	3.287%		07/25/27	$ 161,748
950,000	3.961		03/02/28	1,069,910
300,000	3.195		07/18/29	323,730
Mizuho Financial Group, Inc. (Japan)
300,000	2.273		09/13/21	306,424
690,000	2.601		09/11/22	709,726
200,000	2.839		09/13/26	211,139
740,000	4.018		03/05/28	828,606
National Australia Bank Ltd. (Australia)
550,000	2.500		07/12/26	579,603
National Australia Bank Ltd., GMTN (Australia)
550,000	2.500		05/22/22	568,954
Royal Bank of Canada, GMTN (Canada)
500,000	3.700		10/05/23	543,172
300,000	4.650		01/27/26	345,871
Royal Bank of Scotland Group PLC (United Kingdom)
(3M USD LIBOR + 1.480%)
960,000	3.498	(a)	05/15/23	989,483
245,000	6.100		06/10/23	266,322
(3M USD LIBOR + 1.762%)
685,000	4.269	(a)	03/22/25	731,678
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	394,955
(US 5 Year CMT T-Note + 2.100%)
650,000	3.754	(a)	11/01/29	657,506
(3M USD LIBOR + 1.905%)
500,000	5.076	(a)	01/27/30	584,251
Santander UK PLC (United Kingdom)
1,000,000	2.875		06/18/24	1,050,413
Sumitomo Mitsui Financial Group, Inc. (Japan)
637,000	2.934		03/09/21	648,549
520,000	2.442		10/19/21	533,356
340,000	2.784		07/12/22	351,370
150,000	2.778		10/18/22	154,057
650,000	3.102		01/17/23	680,942
400,000	3.784		03/09/26	444,121
50,000	2.632		07/14/26	52,405

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) – (continued)
$610,000	3.010%	10/19/26	$ 654,889
100,000	3.446	01/11/27	107,780
150,000	3.364	07/12/27	161,036
500,000	3.040	07/16/29	530,628
Svenska Handelsbanken AB, MTN (Sweden)
840,000	3.350	05/24/21	864,530
Toronto-Dominion Bank (The), MTN (Canada)
775,000	1.900	12/01/22	798,933
910,000	2.650	06/12/24	967,190
Westpac Banking Corp. (Australia)
250,000	2.100	05/13/21	254,111
415,000	2.000	08/19/21	422,641
650,000	3.650	05/15/23	704,574
100,000	3.300	02/26/24	107,940
330,000	2.850	05/13/26	358,144
120,000	2.700	08/19/26	128,605
400,000	3.400	01/25/28	441,873
300,000	2.650	01/16/30	319,033
Westpac Banking Corp.(a), GMTN (Australia)
(5 Year USD Swap + 2.236%)
510,000	4.322	11/23/31	552,458

			54,379,826

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
300,000	4.700	09/20/47	310,964

Consumer Noncyclical – 1.7%
AstraZeneca PLC (United Kingdom)
200,000	2.375	06/12/22	206,441
460,000	3.375	11/16/25	513,701
20,000	3.125	06/12/27	22,069
280,000	4.000	01/17/29	328,332
330,000	6.450	09/15/37	494,221
80,000	4.375	11/16/45	104,401
160,000	4.375	08/17/48	213,153
BAT Capital Corp. (United Kingdom)
1,160,000	2.764	08/15/22	1,194,873
300,000	3.222	08/15/24	316,107

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
BAT Capital Corp. (United Kingdom) – (continued)
$560,000	3.557%	08/15/27	$ 590,320
723,000	4.390	08/15/37	765,613
350,000	4.540	08/15/47	370,387
GlaxoSmithKline Capital PLC (United Kingdom)
68,000	2.850	05/08/22	71,027
240,000	3.375	06/01/29	276,098
GlaxoSmithKline Capital, Inc. (United Kingdom)
532,000	2.800	03/18/23	563,340
272,000	3.875	05/15/28	320,660
397,000	6.375	05/15/38	599,821
Novartis Capital Corp. (Switzerland)
75,000	2.400	05/17/22	78,153
275,000	3.000	11/20/25	304,804
420,000	3.100	05/17/27	469,423
220,000	4.400	05/06/44	289,388
225,000	2.750	08/14/50	235,952
Reynolds American, Inc. (United Kingdom)
70,000	4.450	06/12/25	77,377
110,000	5.700	08/15/35	130,886
95,000	5.850	08/15/45	115,374

			8,651,921

Electric – 0.1%
Emera US Finance LP (Canada)
50,000	2.700	06/15/21	50,663
260,000	3.550	06/15/26	282,034
240,000	4.750	06/15/46	272,236

			604,933

Energy – 2.4%
BP Capital Markets PLC (United Kingdom)
1,160,000	3.561	11/01/21	1,204,089
20,000	2.500	11/06/22	20,720
20,000	3.535	11/04/24	21,934
200,000	3.279	09/19/27	215,331
Cenovus Energy, Inc. (Canada)
200,000	6.750	11/15/39	180,180
200,000	5.400	06/15/47	158,297

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Enbridge, Inc. (Canada)
$120,000	4.000%	10/01/23	$ 128,820
850,000	3.125	11/15/29	879,329
Equinor ASA (Norway)
630,000	3.150	01/23/22	653,969
500,000	2.375	05/22/30	516,212
100,000	3.950	05/15/43	115,226
160,000	4.800	11/08/43	204,870
430,000	3.250	11/18/49	454,646
Shell International Finance BV (Netherlands)
425,000	1.750	09/12/21	431,322
180,000	3.250	05/11/25	199,202
60,000	2.875	05/10/26	65,434
500,000	2.500	09/12/26	539,535
650,000	2.375	11/07/29	678,389
510,000	4.125	05/11/35	620,515
230,000	6.375	12/15/38	346,956
190,000	5.500	03/25/40	263,427
375,000	4.550	08/12/43	467,973
440,000	4.375	05/11/45	540,291
210,000	4.000	05/10/46	245,377
Suncor Energy, Inc. (Canada)
300,000	6.800	05/15/38	376,452
Total Capital Canada Ltd. (France)
25,000	2.750	07/15/23	26,381
Total Capital International SA (France)
350,000	3.700	01/15/24	384,476
125,000	3.750	04/10/24	138,222
530,000	3.455	02/19/29	591,341
TransCanada PipeLines Ltd. (Canada)
390,000	4.250	05/15/28	443,708
50,000	4.625	03/01/34	57,820
260,000	6.200	10/15/37	337,359
200,000	7.625	01/15/39	303,401
160,000	6.100	06/01/40	207,420
190,000	4.875	05/15/48	236,860

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
TransCanada PipeLines Ltd. (Canada) – (continued)
$300,000	5.100%	03/15/49	$ 385,182

			12,640,666

Financial Company – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
350,000	4.500	05/15/21	341,961
350,000	5.000	10/01/21	336,355
200,000	2.875	08/14/24	167,012
150,000	3.650	07/21/27	125,811

			971,139

Food and Beverage – 2.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
785,000	3.650	02/01/26	868,272
750,000	4.700	02/01/36	852,289
1,550,000	4.900	02/01/46	1,798,927
Anheuser-Busch InBev Finance, Inc. (Belgium)
1,000,000	3.300	02/01/23	1,059,274
100,000	4.625	02/01/44	113,343
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
800,000	4.150	01/23/25	900,069
290,000	4.000	04/13/28	328,252
600,000	4.750	01/23/29	708,292
255,000	4.900	01/23/31	311,957
520,000	4.375	04/15/38	579,069
700,000	4.600	04/15/48	779,992
210,000	4.439	10/06/48	231,948
506,000	5.550	01/23/49	636,342
400,000	5.800	01/23/59	527,940
Diageo Capital PLC (United Kingdom)
400,000	2.125	04/29/32	407,215
Diageo Investment Corp. (United Kingdom)
50,000	2.875	05/11/22	52,110

			10,155,291

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
300,000	6.000	01/15/29	316,564
220,000	5.000	01/15/30	215,430

			531,994

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Insurance – 0.1%
AXA SA (France)
$195,000	8.600%	12/15/30	$ 275,577
Manulife Financial Corp.(a) (Canada)
(5 Year USD Swap + 1.647%)
350,000	4.061	02/24/32	362,828

			638,405

Internet – 0.4%
Alibaba Group Holding Ltd. (China)
1,068,000	3.125	11/28/21	1,098,611
300,000	3.400	12/06/27	333,507
236,000	4.200	12/06/47	284,086
270,000	4.400	12/06/57	340,564

			2,056,768

Lodging – 0.0%
Sands China Ltd. (Macau)
228,000	4.600	08/08/23	236,835

Media – 0.1%
Grupo Televisa SAB (Mexico)
300,000	6.125	01/31/46	366,186

Metals & Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	181,188
340,000	5.000	09/30/43	469,358
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	111,160
240,000	5.200	11/02/40	326,135
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	98,682

			1,186,523

Mining – 0.4%
Barrick Gold Corp. (Canada)
140,000	5.250	04/01/42	184,214
Barrick North America Finance LLC (Canada)
50,000	5.700	05/30/41	65,872
170,000	5.750	05/01/43	235,473
Southern Copper Corp. (Peru)
230,000	7.500	07/27/35	308,918
150,000	6.750	04/16/40	194,589
240,000	5.250	11/08/42	270,076

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – (continued)
Southern Copper Corp. (Peru) – (continued)
$190,000	5.875%	04/23/45	$ 229,022
Vale Overseas Ltd. (Brazil)
250,000	6.875	11/21/36	311,875
250,000	6.875	11/10/39	313,438

			2,113,477

Oil Company-Exploration & Production – 0.2%
CNOOC Finance 2013 Ltd. (China)
450,000	3.000	05/09/23	468,571
CNOOC Finance 2015 USA LLC (China)
305,000	4.375	05/02/28	351,514
Nexen, Inc. (China)
250,000	6.400	05/15/37	354,159

			1,174,244

Oil Company-Integrated – 0.2%
Ecopetrol SA (Colombia)
220,000	5.875	09/18/23	238,700
263,000	4.125	01/16/25	266,945
205,000	5.375	06/26/26	218,453
70,000	7.375	09/18/43	82,513
260,000	5.875	05/28/45	272,025

			1,078,636

Pharmaceuticals – 0.1%
Novartis Capital Corp. (Switzerland)
500,000	2.200	08/14/30	529,704

Telecommunications – 0.2%
America Movil SAB de CV (Mexico)
214,000	3.125	07/16/22	219,804
275,000	3.625	04/22/29	299,975
340,000	6.125	03/30/40	469,733
250,000	4.375	04/22/49	297,514

			1,287,026

Wireless – 0.6%
Rogers Communications, Inc. (Canada)
105,000	4.300	02/15/48	129,175
150,000	4.350	05/01/49	183,689
250,000	3.700	11/15/49	279,305
Vodafone Group PLC (United Kingdom)
1,000,000	3.750	01/16/24	1,089,924

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wireless – (continued)
Vodafone Group PLC (United Kingdom) – (continued)
$500,000	5.250%	05/30/48	$ 654,521
500,000	4.875	06/19/49	623,389

			2,960,003

Wirelines – 0.4%
British Telecommunications PLC (United Kingdom)
310,000	9.625	12/15/30	494,928
Deutsche Telekom International Finance BV (Germany)
618,000	8.750	06/15/30	937,469
Orange SA (France)
230,000	9.000	03/01/31	375,816

			1,808,213

TOTAL FOREIGN CORPORATE DEBT (Cost $98,478,903)			$103,682,754

Principal Amount	Dividend Rate	Value

Investment Company – 1.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$5,955,483	0.151%	$ 5,955,483
(Cost $5,955,483)

TOTAL INVESTMENTS – 99.1% (Cost $481,717,533)		$514,322,891

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		4,170,651

NET ASSETS – 100.0%		$518,493,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2020.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 99.9%
U.S. Treasury Bills
$586,273,200	0.135%	07/21/20	$ 586,173,451
750,000	0.009	07/30/20	749,843
4,000,000	0.032	07/30/20	3,999,164
7,200,000	0.036	07/30/20	7,198,496
1,250,000	0.044	07/30/20	1,249,739
945,000	0.080	07/30/20	944,803
31,548,000	0.086	07/30/20	31,541,408
225,500,000	0.087	07/30/20	225,452,880
1,650,000	0.098	07/30/20	1,649,655
1,764,000	0.099	07/30/20	1,763,631
4,410,000	0.102	07/30/20	4,409,078
7,434,000	0.107	07/30/20	7,432,447
5,194,000	0.109	07/30/20	5,192,915
2,772,000	0.111	07/30/20	2,771,421
4,230,000	0.114	07/30/20	4,229,116
1,300,000	0.123	07/30/20	1,299,728
2,784,000	0.127	07/30/20	2,783,418
1,500,000	0.131	07/30/20	1,499,687
1,000,000	0.135	07/30/20	999,791
3,900,000	0.140	07/30/20	3,899,185
2,000,000	0.147	07/30/20	1,999,582
1,300,000	0.193	07/30/20	1,299,728
1,100,000	0.195	07/30/20	1,099,770
600,000	0.372	07/30/20	599,875
1,350,000	0.400	07/30/20	1,349,718
450,000	0.407	07/30/20	449,906
900,000	0.474	07/30/20	899,812
3,500,000	0.713	07/30/20	3,499,269
650,000	0.894	07/30/20	649,864
1,100,000	1.487	07/30/20	1,099,770
459,000	1.547	07/30/20	458,904
750,000	1.549	07/30/20	749,843
600,000	1.553	07/30/20	599,875
111,695,100	1.558	07/30/20	111,671,760
1,365,000	0.015	08/27/20	1,364,555

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$10,283,000	0.023%	08/27/20	$ 10,279,645
2,821,000	0.033	08/27/20	2,820,080
7,280,000	0.038	08/27/20	7,277,625
2,275,000	0.046	08/27/20	2,274,258
1,725,000	0.082	08/27/20	1,724,437
46,122,900	0.098	08/27/20	46,107,852
1,012,000	0.099	08/27/20	1,011,670
3,710,000	0.107	08/27/20	3,708,790
828,000	0.111	08/27/20	827,730
1,484,000	0.112	08/27/20	1,483,516
2,872,000	0.114	08/27/20	2,871,063
2,392,000	0.115	08/27/20	2,391,220
2,760,000	0.117	08/27/20	2,759,100
11,370,000	0.125	08/27/20	11,366,291
2,862,000	0.128	08/27/20	2,861,066
1,060,000	0.135	08/27/20	1,059,654
7,176,000	0.137	08/27/20	7,173,659
4,176,000	0.140	08/27/20	4,174,638
208,477,700	0.143	08/27/20	208,409,684
3,680,000	0.158	08/27/20	3,678,799
2,366,000	0.234	08/27/20	2,365,228
2,002,000	0.236	08/27/20	2,001,347
1,092,000	0.313	08/27/20	1,091,644
2,457,000	0.364	08/27/20	2,456,198
819,000	0.388	08/27/20	818,733
1,638,000	0.406	08/27/20	1,637,466
6,370,000	0.677	08/27/20	6,367,922
1,183,000	0.877	08/27/20	1,182,614
230,051,100	1.451	08/27/20	229,976,046
213,452,700	0.104	09/22/20	213,305,299
910,000	0.168	09/22/20	909,372
1,300,000	0.178	09/22/20	1,299,102
7,380,000	0.183	09/22/20	7,374,904
1,430,000	0.187	09/22/20	1,429,012
1,466,000	0.188	09/22/20	1,464,988

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$13,000	0.198%	09/22/20	$ 12,991
676,000	0.229	09/22/20	675,533
277,585,500	0.168	09/24/20	277,445,840
131,341,600	0.097	10/08/20	131,269,828
560,000	0.125	10/08/20	559,694
1,400,000	0.127	10/08/20	1,399,235
800,000	0.130	10/08/20	799,563
574,000	0.132	10/08/20	573,686
1,280,000	0.135	10/08/20	1,279,301
1,400,000	0.137	10/08/20	1,399,235
76,000	0.142	10/08/20	75,958
896,000	0.153	10/08/20	895,510
313,235,400	0.159	10/08/20	313,064,231
242,943,100	0.163	11/19/20	242,746,923
945,000	0.120	12/03/20	944,205
1,505,000	0.125	12/03/20	1,503,734
2,555,000	0.128	12/03/20	2,552,851
490,000	0.130	12/03/20	489,588
840,000	0.132	12/03/20	839,294
700,000	0.137	12/03/20	699,411
784,000	0.150	12/03/20	783,341
113,842,200	1.462	12/03/20	113,746,461
339,800	1.483	12/03/20	339,514
1,350,000	0.136	01/28/21	1,348,486
714,000	0.140	01/28/21	713,199
2,850,000	0.142	01/28/21	2,846,804
400,000	0.145	01/28/21	399,551
1,200,000	0.150	01/28/21	1,198,654
2,120,000	0.153	01/28/21	2,117,623
2,550,000	0.163	01/28/21	2,547,141
163,204,200	1.312	01/28/21	163,021,196
115,013,800	0.122	02/25/21	114,868,774
770,000	0.135	02/25/21	769,029
945,000	0.136	02/25/21	943,808
490,000	0.140	02/25/21	489,382

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,715,000	0.142%	02/25/21	$ 1,712,837
630,000	0.150	02/25/21	629,206
1,785,000	0.155	02/25/21	1,782,749
721,000	0.173	02/25/21	720,091
115,028,000	0.127	03/25/21	114,850,066
490,000	0.132	03/25/21	489,242
945,000	0.133	03/25/21	943,538
1,225,000	0.140	03/25/21	1,223,105
280,000	0.147	03/25/21	279,567
2,212,000	0.150	03/25/21	2,208,578
1,120,000	0.151	03/25/21	1,118,267
784,000	0.160	03/25/21	782,787
330,000	0.137	04/22/21	329,482
405,000	0.138	04/22/21	404,365
525,000	0.145	04/22/21	524,177
120,000	0.146	04/22/21	119,812
210,000	0.150	04/22/21	209,671
49,307,200	0.152	04/22/21	49,229,858
150,000	0.160	04/22/21	149,765
336,000	0.162	04/22/21	335,473
52,445,700	0.166	04/22/21	52,363,435
558,000	0.168	04/22/21	557,125
34,740,500	0.174	05/20/21	34,679,183

TOTAL U.S. TREASURY BILLS (Cost $3,469,276,499)			$3,471,974,692

U.S. Treasury Notes – 0.1%
U.S. Treasury Notes
$1,456,000	2.000%	07/31/20	$ 1,460,533
1,104,000	1.375	09/15/20	1,107,903
1,456,000	1.625	10/15/20	1,463,792

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes– (continued)
U.S. Treasury Notes (continued)
$768,000	1.750%	11/15/20	$ 773,490

TOTAL U.S. TREASURY NOTES (Cost $4,805,912)			$ 4,805,718

TOTAL INVESTMENTS – 100.0% (Cost $3,474,082,411)			$3,476,780,410

LIABILITIES IN EXCESS OF ASSETS – 0.0%			(176,523)

NET ASSETS – 100.0%			$3,476,603,887

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 34.7%
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
$317,705	1.084%	10/15/33	$ 322,369
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
909,102	0.534	09/15/35	908,472
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
477,209	0.604	04/15/37	477,680
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
45,832	0.584	12/15/36	45,834
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
197,726	0.784	09/15/37	199,417
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
444,587	0.534	12/15/40	443,294
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
858,588	0.554	05/15/32	855,183
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
469,197	0.684	06/15/42	469,027
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
740,132	0.484	11/15/41	735,893
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
2,242,361	0.434	05/15/43	2,230,727
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
155,848	0.634	05/15/41	156,001
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
111,494	0.584	11/15/43	111,611
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
121,878	0.534	11/15/43	121,584
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
810,278	0.634	09/15/48	811,187
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
317,954	0.534	08/15/36	317,576
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
794,884	0.484	08/15/36	793,375
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
204,809	0.568	07/25/34	204,968
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
497,357	0.618	07/25/34	499,372
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
662,657	0.688	01/25/36	666,924
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
792,472	0.618	10/25/35	794,635

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
$226,411	0.468%	03/25/36	$ 225,720
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
128,549	0.468	05/25/36	128,163
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
187,949	0.578	06/25/36	188,675
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
306,146	0.528	07/25/36	305,912
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
711,798	0.518	08/25/36	711,254
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
568,653	0.628	09/25/36	570,478
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
126,409	0.418	04/25/37	125,789
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
855,068	0.488	07/25/37	852,794
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
77,054	0.868	02/25/38	77,788
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
412,394	0.918	01/25/40	417,128
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
277,626	0.568	10/25/40	277,593
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
345,230	0.568	10/25/40	345,146
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
207,545	0.638	12/25/40	208,211
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
647,490	1.098	06/25/36	655,769
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
412,062	1.088	03/25/36	420,613
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
321,930	0.918	05/25/40	325,971
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
790,757	0.768	11/25/40	791,206
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
285,184	0.748	06/25/41	287,391
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
551,863	0.718	09/25/41	554,329
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
2,344,437	0.768	03/25/42	2,360,102

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
$257,575	0.668%	12/25/35	$ 258,517
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
190,187	0.468	02/25/43	188,912
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
240,031	0.618	01/25/44	240,176
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
2,170,630	0.468	09/25/41	2,165,038
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
140,893	0.668	02/25/43	141,229
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
196,209	0.468	05/25/45	195,616
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
748,281	0.468	12/25/45	744,641
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
680,437	0.552	01/16/35	680,270
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
219,272	0.671	10/20/37	220,446
GNMA Series 2013-64, Class KF(a) (1M USD LIBOR + 0.250%)
2,321,446	0.421	04/20/43	2,311,160
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
265,842	2.655	02/15/46	269,119

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $28,233,549)			$28,410,285

Asset-Backed Securities – 23.2%
American Express Credit Account Master Trust, Series 2017-2, Class A(a) (1M USD LIBOR + 0.450%)
$135,000	0.634%	09/16/24	$ 135,432
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000	04/15/25	1,101,846
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
227,894	1.216	11/17/27	223,060
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
262,827	1.928	04/22/27	261,070
BA Credit Card Trust, Series 2018-A3, Class A3
500,000	3.100	12/15/23	514,670
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
500,000	2.085	07/20/29	493,446

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
BlueMountain CLO Ltd., Series 2016-1A, Class A1R(a)(b) (3M USD LIBOR + 1.330%) (Cayman Islands)
$168,156	2.641%	04/13/27	$ 168,192
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16(a) (3M USD LIBOR + 0.200%)
166,324	1.416	06/25/26	164,816
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10(a) (3M USD LIBOR + 0.120%)
526,679	1.336	06/25/26	489,479
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
189,833	1.160	02/25/30	185,595
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
109,812	1.841	07/25/29	108,633
California Street CLO XII Ltd., Series 2013-12A, Class AR(a)(b) (3M USD LIBOR + 1.030%) (Cayman Islands)
467,178	2.249	10/15/25	467,210
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7(a) (1M USD LIBOR + 0.510%)
300,000	0.694	09/16/24	299,823
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	408,372
Crown Point CLO 5 Ltd., Series 2018-5A, Class A(a)(b) (3M USD LIBOR + 0.940%) (Cayman Islands)
299,775	2.075	07/17/28	294,588
Crown Point CLO 6 Ltd., Series 2018-6A, Class A1(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
296,870	2.305	10/20/28	292,454
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
150,000	0.544	04/15/25	149,694
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
292,080	2.119	10/15/27	288,427
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
250,000	2.119	04/15/29	244,946
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
364,634	1.318	09/25/40	358,714

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
$834,711	1.641%	04/25/35	$ 805,996
Evergreen Credit Card Trust, Series 2019-1, Class A(a)(b) (1M USD LIBOR + 0.480%) (Canada)
500,000	0.664	01/15/23	499,150
Ford Credit Auto Owner Trust, Series 2017-1, Class A(b)
950,000	2.620	08/15/28	961,862
Gallatin CLO VIII Ltd., Series 2017-1A, Class A(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
592,323	2.269	07/15/27	587,455
GCO Education Loan Funding Trust, Series 2006-1, Class A10L(a) (3M USD LIBOR + 0.190%)
782,677	1.869	02/27/28	766,219
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
404,525	1.060	08/25/48	380,635
Golden Credit Card Trust, Series 2018-1A, Class A(b) (Canada)
100,000	2.620	01/15/23	101,225
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
1,000,000	1.830	01/18/24	1,018,753
Jamestown CLO IX Ltd., Series 2019-9A, Class A1AR(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
850,000	2.305	10/20/28	838,602
KnowledgeWorks Foundation, Series 2010-1, Class A(a) (3M USD LIBOR + 0.950%)
410,543	1.310	02/25/42	397,818
Madison Park Funding XI Ltd., Series 2017-11A, Class X(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
70,313	1.943	07/23/29	70,336
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b) (1M USD LIBOR + 0.600%)
314,975	0.768	03/25/30	305,593
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b) (1M USD LIBOR + 0.540%)
256,492	0.708	11/27/39	245,550
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
103,584	0.968	09/25/65	100,604
Neuberger Berman CLO XX Ltd., Series 2017-20A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
245,981	2.019	01/15/28	243,075

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
New Hampshire Higher Education Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.500%)
$390,196	0.668%	10/25/28	$ 377,516
Nissan Auto Lease Trust, Series 2020-A, Class A3
165,000	1.840	01/17/23	166,327
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
185,570	0.868	12/26/31	176,774
Octagon Investment Partners 25 Ltd., Series 2018-1A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
350,000	1.935	10/20/26	346,853
Octagon Investment Partners XXIII Ltd., Series 2018-1A, Class A1R(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
450,000	2.069	07/15/27	442,951
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
169,710	1.891	07/25/29	162,627
Recette CLO Ltd., Series 2015-1A, Class AR(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
167,706	2.055	10/20/27	166,428
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
174,061	1.073	07/01/31	168,774
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a) (1M USD LIBOR + 0.700%)
240,338	0.873	10/02/28	226,436
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
928,923	0.452	05/15/29	882,243
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
193,723	1.235	11/25/42	188,874
SLM Student Loan Trust, Series 2005-7, Class A4(a) (3M USD LIBOR + 0.150%)
354,805	1.141	10/25/29	335,939
Sound Point CLO Ltd., Series 2016-3A, Class AR(a)(b) (3M USD LIBOR + 1.150%) (Cayman Islands)
400,000	2.193	01/23/29	391,133
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4
300,000	1.980	12/15/22	303,855
Utah State Board of Regents, Series 2016-1, Class A(a) (1M USD LIBOR + 0.750%)
195,564	0.918	09/25/56	189,555
Venture XVI CLO Ltd., Series 2014-16A, Class ARR(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
192,191	2.069	01/15/28	188,668

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
$300,000	2.035%	01/18/29	$ 292,906

TOTAL ASSET- BACKED SECURITIES
(Cost $19,221,314)			$18,981,199

Corporate Obligations – 18.5%
Banks – 8.2%
Bank of America Corp.(a), GMTN (3M USD LIBOR + 0.660%)
$750,000	2.369%	07/21/21	$ 750,606
Capital One Financial Corp.
200,000	3.450	04/30/21	204,283
Citigroup, Inc.
710,000	2.350	08/02/21	722,341
Citizens Bank NA/Providence RI
550,000	2.550	05/13/21	558,641
Discover Bank
250,000	3.200	08/09/21	253,305
JPMorgan Chase & Co.
800,000	2.550	10/29/20	805,346
Manufacturers & Traders Trust Co.(a) (3M USD LIBOR + 0.640%)
675,000	0.990	12/01/21	668,884
Morgan Stanley(a) (3M USD LIBOR + 1.180%)
740,000	2.315	01/20/22	741,372
PNC Bank NA
800,000	2.450	11/05/20	805,150
Regions Bank(a) (3M USD LIBOR + 0.500%)
450,000	3.374	08/13/21	451,234
Wells Fargo Bank NA(a) (3M USD LIBOR + 0.510%)
750,000	1.608	10/22/21	749,078
			6,710,240

Brokerage – 0.9%
TD Ameritrade Holding Corp.(a) (3M USD LIBOR + 0.430%)
758,000	1.117	11/01/21	755,339

Consumer Non-cyclical – 0.4%
AbbVie, Inc.(a)(b) (3M USD LIBOR + 0.460%)
325,000	0.841	11/19/21	322,799

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – 1.4%
Southern Co. (The)
$300,000	2.350%	07/01/21	$ 305,001
Southern Power Co.(a)(b) (3M USD LIBOR + 0.550%)
804,000	1.666	12/20/20	802,467
			1,107,468

Energy – 1.6%
Chevron Corp.(a) (3M USD LIBOR + 0.530%)
350,000	0.867	03/03/22	348,803
Kinder Morgan Energy Partners LP
465,000	5.000	10/01/21	482,637
MPLX LP(a) (3M USD LIBOR + 0.900%)
500,000	1.899	09/09/21	492,500
			1,323,940

Financial Company – 0.9%
Air Lease Corp.
750,000	3.500	01/15/22	721,199

Food and Beverage – 0.5%
Keurig Dr Pepper, Inc.
440,000	3.551	05/25/21	452,128

Healthcare – 0.6%
CVS Health Corp.
450,000	2.125	06/01/21	455,235

Insurance – 2.7%
Jackson National Life Global Funding(a)(b) (SOFR + 0.600%)
900,000	0.642	01/06/23	863,667
Marsh & McLennan Cos., Inc.
250,000	4.800	07/15/21	258,942
Metropolitan Life Global Funding I(a)(b) (SOFR + 0.570%)
400,000	0.616	01/13/23	390,867
Protective Life Global Funding(a)(b) (3M USD LIBOR + 0.520%)
695,000	1.895	06/28/21	695,048
			2,208,524

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – 0.4%
Hewlett Packard Enterprise Co.(a) (3M USD LIBOR + 0.720%)
$350,000	2.093%	10/05/21	$ 345,445

Transportation – 0.3%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
250,000	3.300	04/01/21	253,334

Wireless – 0.6%
AT&T, Inc.
450,000	3.875	08/15/21	466,771

TOTAL CORPORATE OBLIGATIONS
(Cost $15,208,628)			$ 15,122,422

Foreign Corporate Debt – 14.8%
Banks – 12.2%
ABN AMRO Bank NV(b) (Netherlands)
$550,000	3.400%	08/27/21	$ 569,288
Banque Federative du Credit Mutuel SA(b) (France)
550,000	2.500	04/13/21	559,235
BPCE SA(a), MTN (France) (3M USD LIBOR + 0.880%)
250,000	1.243	05/31/22	249,360
Commonwealth Bank of Australia(b) (Australia)
600,000	2.050	09/18/20	602,898
Credit Agricole SA(a)(b) (France) (3M USD LIBOR + 1.180%)
650,000	2.613	07/01/21	655,099
Credit Suisse AG(a) (Switzerland) (SOFR + 0.450%)
700,000	0.505	02/04/22	690,255
DNB Bank ASA(a)(b) (Norway) (3M USD LIBOR + 0.620%)
850,000	0.964	12/02/22	848,563
HSBC Holdings PLC (United Kingdom)
450,000	3.400	03/08/21	459,164
ING Groep NV (Netherlands) (3M USD LIBOR + 1.150%)
200,000	2.525 (a)	03/29/22	199,783
750,000	3.150	03/29/22	774,262
Macquarie Bank Ltd.(b) (Australia)
200,000	2.850	01/15/21	202,464

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Mizuho Financial Group, Inc.(a) (Japan) (3M USD LIBOR + 0.940%)
$600,000	1.311%		02/28/22	$ 596,509
MUFG Bank Ltd.(b) (Japan)
400,000	2.850		09/08/21	407,652
National Australia Bank Ltd.(a)(b) (Australia) (3M USD LIBOR + 0.890%)
250,000	2.201		01/10/22	251,377
Nordea Bank Abp(b) (Finland)
600,000	2.250		05/27/21	610,520
Skandinaviska Enskilda Banken AB(b) (Sweden)
550,000	2.625		11/17/20	555,404
Societe Generale SA(b) (France)
500,000	5.200		04/15/21	519,986
Sumitomo Mitsui Financial Group, Inc. (Japan)
427,000	2.442		10/19/21	437,601
UBS Group AG(a)(b) (Switzerland) (3M USD LIBOR + 1.780%)
450,000	3.091		04/14/21	456,163
Westpac Banking Corp.(a) (Australia) (3M USD LIBOR + 0.850%)
350,000	1.231		08/19/21	352,466
				9,998,049

Consumer Cyclical – 2.0%
BMW US Capital LLC(b) (Germany)
450,000	2.950		04/14/22	460,453
Daimler Finance North America LLC(a)(b) (Germany) (3M USD LIBOR + 0.550%)
450,000	1.106		05/04/21	442,400
Volkswagen Group of America Finance LLC (Germany) (3M USD LIBOR + 0.860%)
500,000	2.064	(a)(b)	09/24/21	494,144
(3M USD LIBOR + 0.940%)
250,000	1.375	(a)(b)	11/12/21	245,906
				1,642,903

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Non-cyclical – 0.6%
Bayer US Finance II LLC(b) (Germany)
$450,000	3.500%		06/25/21	$ 459,733

TOTAL FOREIGN CORPORATE DEBT
(Cost $12,090,508)				$12,100,685

U.S. Treasury Bills – 7.0%
U.S. Cash Management Bill
$3,700,000	0.173	%(c)	11/03/20	$ 3,697,390
U.S. Treasury Bills
350,000	0.142	(c)	10/01/20	349,810
1,700,000	0.255	(c)	10/08/20	1,699,070

TOTAL U.S. TREASURY BILLS
(Cost $5,745,620)				$ 5,746,270

Principal Amount	Dividend Rate			Value

Investment Company – 6.4%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$5,275,839	0.151%			$ 5,275,839
(Cost $5,275,839)

Certificate of Deposit – 0.6%
Bayerische Landesbank (3M USD LIBOR + 0.470%) (Germany)
$500,000	1.026	%(c)	02/03/22	$ 498,919

TOTAL CERTIFICATE OF DEPOSIT (Cost $500,000)				$ 498,919

TOTAL INVESTMENTS – 105.2%
(Cost $86,275,458)				$86,135,619

LIABILITIES IN EXCESS OF ASSETS – (5.2)%				(4,273,318)

NET ASSETS – 100.0%				$81,862,301

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2020.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS FUNDS ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management’s (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACCESS FUNDS ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2020:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$66,567,871	$—
Foreign Corporate Debt	—	2,645,985	—
Investment Company	715,998	—	—

Total	$715,998	$69,213,856	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$24,512,893	$—	$—

Total	$24,512,893	$—	$—

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$404,684,654	$—
Foreign Corporate Debt	—	103,682,754	—
Investment Company	5,955,483	—	—

Total	$5,955,483	$508,367,408	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets
U.S. Treasury Bills	$3,471,974,692
U.S. Treasury Notes	4,805,718	$—	$—

Total	$3,476,780,410	$—	$—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$28,410,285	$—
Asset- Backed Securities	—	18,981,199	—
Corporate Obligations	—	15,122,422	—
Foreign Corporate Debt	—	12,100,685	—
U.S. Treasury Bill	5,746,270	—	—
Investment Company	5,275,839
Certificate of Deposit	—	498,919	—

Total	$11,022,109	$75,113,510	$—

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS ACCESS FUNDS ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily. monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investment resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short- term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data.

The FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index is new and has a limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s (except the Access Ultra Short Bond ETF) Index trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.